united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered
management investment companies

Investment Company Act file number	811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	9/30

Date of reporting period:	9/30/25

 Explanatory Note: Amended to correct a clerical error in the heading of the Schedule of Investments for Counterpoint Tactical Income Fund that mislabeled the Schedule of Investments as “Unaudited”.

Item 1. Reports to Stockholders.

(a)
Counterpoint Tactical Equity Fund

Class A (CPAEX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Counterpoint Tactical Equity Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$184	1.71%

How did the Fund perform during the reporting period?

The U.S. stock market rallied overall for the past year. However, the upward climb was interrupted by downside volatility from February through April. During that downturn, in March, the trend-following component of the Fund exited the “risk-on” position it had held at the beginning of the fiscal year, shifting from a targeted stock market beta of 0.8 to zero stock market exposure – earning only returns to its global market neutral long-short portfolio. This tactical positioning preserved the Fund’s positive returns even as the stock market experienced further downside. In June, the tactical component again targeted “risk-on” positioning, which it retained through the end of the fiscal year. The fiscal year produced a mixed environment for the Fund’s global market neutral portfolio (more favorable in international markets than in the U.S.). Successful tactical trading and implementation of recent innovations within the global market neutral portfolio contributed to the Fund’s outperformance of its benchmark.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Counterpoint Tactical Equity Fund	Counterpoint Tactical Equity Fund - with load	50% - S&P 500 Index / 50% - Bloomberg U.S. Treasury Bills: 1-3 Months	Bloomberg U.S. Treasury Bills: 1-3 Months	S&P 500® Index
11/30/15	$10,000	$9,422	$10,000	$10,000	$10,000
09/30/16	$9,573	$9,020	$10,324	$10,021	$10,614
09/30/17	$10,500	$9,893	$11,286	$10,083	$12,589
09/30/18	$11,237	$10,588	$12,362	$10,237	$14,843
09/30/19	$9,197	$8,666	$12,821	$10,475	$15,475
09/30/20	$7,519	$7,084	$13,918	$10,576	$17,819
09/30/21	$8,088	$7,621	$15,918	$10,581	$23,166
09/30/22	$11,504	$10,839	$14,768	$10,649	$19,581
09/30/23	$12,056	$11,359	$16,711	$11,142	$23,814
09/30/24	$16,215	$15,278	$20,090	$11,757	$32,471
09/30/25	$18,731	$17,648	$22,311	$12,283	$38,185

Average Annual Total Returns

	1 Year	5 Years	Since Inception (November 30, 2015)
Counterpoint Tactical Equity Fund	15.52%	20.03%	6.59%
With Load	8.85%	18.61%	5.95%
50% - S&P 500 Index / 50% - Bloomberg U.S. Treasury Bills: 1-3 Months	11.06%	9.90%	8.50%
Bloomberg U.S. Treasury Bills: 1-3 Months	4.47%	3.04%	2.11%
S&P 500 Index TR	17.60%	16.47%	14.59%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$500,334,903
Number of Portfolio Holdings	317
Advisory Fee (net of waivers)	$4,288,958
Portfolio Turnover	236%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	31.8%
Exchange-Traded Funds	24.4%
Money Market Funds	26.0%
U.S. Government & Agencies	17.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Money Market 21.9%
Equity 21.5%
U.S. Government & Agencies 15.7%
Technology 7.2%
Industrials 4.6%
Consumer Discretionary 3.8%
Energy 2.3%
Financials 2.3%
Materials 2.0%
Health Care 1.9%
Communications 1.5%
Consumer Staples 1.4%
Collateral for Securities Loaned 1.1%
Utilities 0.6%
Real Estate 0.4%
Other Assets in Excess of Liabilities 11.8%

Value	Value
Other Assets in Excess of Liabilities	11.8%
Real Estate	0.4%
Utilities	0.6%
Collateral for Securities Loaned	1.1%
Consumer Staples	1.4%
Communications	1.5%
Health Care	1.9%
Materials	2.0%
Financials	2.3%
Energy	2.3%
Consumer Discretionary	3.8%
Industrials	4.6%
Technology	7.2%
U.S. Government & Agencies	15.7%
Equity	21.5%
Money Market	21.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Treasury Portfolio, Class I	21.9%
iShares Core S&P 500 ETF	11.3%
Counterpoint Quantitative Equity ETF	10.3%
United States Treasury Bill, 3.940%, 12/11/25	9.9%
United States Treasury Bill, 3.660%, 09/03/26	5.8%
SPDR S&P 500 ETF Trust Total Return Swap, 06/02/28	1.9%
JP Morgan International Long/Short Index Basket Swap 3, 08/12/26	1.6%
JP Morgan International Long/Short Index Basket Swap 2, 08/12/26	1.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	0.8%
JP Morgan International Long/Short Index Basket Swap, 08/24/26	0.4%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Counterpoint Tactical Equity Fund - Class A (CPAEX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://counterpointfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-CPAEX

Counterpoint Tactical Equity Fund

Class C (CPCEX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Counterpoint Tactical Equity Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$264	2.46%

How did the Fund perform during the reporting period?

The U.S. stock market rallied overall for the past year. However, the upward climb was interrupted by downside volatility from February through April. During that downturn, in March, the trend-following component of the Fund exited the “risk-on” position it had held at the beginning of the fiscal year, shifting from a targeted stock market beta of 0.8 to zero stock market exposure – earning only returns to its global market neutral long-short portfolio. This tactical positioning preserved the Fund’s positive returns even as the stock market experienced further downside. In June, the tactical component again targeted “risk-on” positioning, which it retained through the end of the fiscal year. The fiscal year produced a mixed environment for the Fund’s global market neutral portfolio (more favorable in international markets than in the U.S.). Successful tactical trading and implementation of recent innovations within the global market neutral portfolio contributed to the Fund’s outperformance of its benchmark.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Counterpoint Tactical Equity Fund	50% - S&P 500 Index / 50% - Bloomberg U.S. Treasury Bills: 1-3 Months	Bloomberg U.S. Treasury Bills: 1-3 Months	S&P 500® Index
Nov-2015	$10,000	$10,000	$10,000	$10,000
Sep-2016	$9,507	$10,324	$10,021	$10,614
Sep-2017	$10,353	$11,286	$10,083	$12,589
Sep-2018	$11,000	$12,362	$10,237	$14,843
Sep-2019	$8,936	$12,821	$10,475	$15,475
Sep-2020	$7,246	$13,918	$10,576	$17,819
Sep-2021	$7,736	$15,918	$10,581	$23,166
Sep-2022	$10,917	$14,768	$10,649	$19,581
Sep-2023	$11,358	$16,711	$11,142	$23,814
Sep-2024	$15,169	$20,090	$11,757	$32,471
Sep-2025	$17,386	$22,311	$12,283	$38,185

Average Annual Total Returns

	1 Year	5 Years	Since Inception (November 30, 2015)
Counterpoint Tactical Equity Fund	14.62%	19.13%	5.78%
50% - S&P 500 Index / 50% - Bloomberg U.S. Treasury Bills: 1-3 Months	11.06%	9.90%	8.50%
Bloomberg U.S. Treasury Bills: 1-3 Months	4.47%	3.04%	2.11%
S&P 500® Index	17.60%	16.47%	14.59%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$500,334,903
Number of Portfolio Holdings	317
Advisory Fee (net of waivers)	$4,288,958
Portfolio Turnover	236%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	31.8%
Exchange-Traded Funds	24.4%
Money Market Funds	26.0%
U.S. Government & Agencies	17.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	11.8%
Real Estate	0.4%
Utilities	0.6%
Collateral for Securities Loaned	1.1%
Consumer Staples	1.4%
Communications	1.5%
Health Care	1.9%
Materials	2.0%
Financials	2.3%
Energy	2.3%
Consumer Discretionary	3.8%
Industrials	4.6%
Technology	7.2%
U.S. Government & Agencies	15.7%
Equity	21.5%
Money Market	21.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Treasury Portfolio, Class I	21.9%
iShares Core S&P 500 ETF	11.3%
Counterpoint Quantitative Equity ETF	10.3%
United States Treasury Bill, 3.940%, 12/11/25	9.9%
United States Treasury Bill, 3.660%, 09/03/26	5.8%
SPDR S&P 500 ETF Trust Total Return Swap, 06/02/28	1.9%
JP Morgan International Long/Short Index Basket Swap 3, 08/12/26	1.6%
JP Morgan International Long/Short Index Basket Swap 2, 08/12/26	1.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	0.8%
JP Morgan International Long/Short Index Basket Swap, 08/24/26	0.4%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Counterpoint Tactical Equity Fund - Class C (CPCEX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://counterpointfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-CPCEX

Counterpoint Tactical Equity Fund

Class I (CPIEX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Counterpoint Tactical Equity Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$158	1.46%

How did the Fund perform during the reporting period?

The U.S. stock market rallied overall for the past year. However, the upward climb was interrupted by downside volatility from February through April. During that downturn, in March, the trend-following component of the Fund exited the “risk-on” position it had held at the beginning of the fiscal year, shifting from a targeted stock market beta of 0.8 to zero stock market exposure – earning only returns to its global market neutral long-short portfolio. This tactical positioning preserved the Fund’s positive returns even as the stock market experienced further downside. In June, the tactical component again targeted “risk-on” positioning, which it retained through the end of the fiscal year. The fiscal year produced a mixed environment for the Fund’s global market neutral portfolio (more favorable in international markets than in the U.S.). Successful tactical trading and implementation of recent innovations within the global market neutral portfolio contributed to the Fund’s outperformance of its benchmark.

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

	Counterpoint Tactical Equity Fund	50% - S&P 500 Index / 50% - Bloomberg U.S. Treasury Bills: 1-3 Months	Bloomberg U.S. Treasury Bills: 1-3 Months	S&P 500® Index
Nov-2015	$100,000	$100,000	$100,000	$100,000
Sep-2016	$95,867	$103,242	$100,208	$106,135
Sep-2017	$105,467	$112,858	$100,832	$125,886
Sep-2018	$113,180	$123,622	$102,367	$148,433
Sep-2019	$92,869	$128,210	$104,750	$154,747
Sep-2020	$76,090	$139,181	$105,760	$178,190
Sep-2021	$81,999	$159,182	$105,812	$231,656
Sep-2022	$116,943	$147,681	$106,493	$195,814
Sep-2023	$122,829	$167,109	$111,415	$238,144
Sep-2024	$165,675	$200,897	$117,565	$324,712
Sep-2025	$191,884	$223,112	$122,825	$381,854

Average Annual Total Returns

	1 Year	5 Years	Since Inception (November 30, 2015)
Counterpoint Tactical Equity Fund	15.82%	20.32%	6.85%
50% - S&P 500 Index / 50% - Bloomberg U.S. Treasury Bills: 1-3 Months	11.06%	9.90%	8.50%
Bloomberg U.S. Treasury Bills: 1-3 Months	4.47%	3.04%	2.11%
S&P 500® Index	17.60%	16.47%	14.59%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$500,334,903
Number of Portfolio Holdings	317
Advisory Fee (net of waivers)	$4,288,958
Portfolio Turnover	236%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	31.8%
Exchange-Traded Funds	24.4%
Money Market Funds	26.0%
U.S. Government & Agencies	17.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	11.8%
Real Estate	0.4%
Utilities	0.6%
Collateral for Securities Loaned	1.1%
Consumer Staples	1.4%
Communications	1.5%
Health Care	1.9%
Materials	2.0%
Financials	2.3%
Energy	2.3%
Consumer Discretionary	3.8%
Industrials	4.6%
Technology	7.2%
U.S. Government & Agencies	15.7%
Equity	21.5%
Money Market	21.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Treasury Portfolio, Class I	21.9%
iShares Core S&P 500 ETF	11.3%
Counterpoint Quantitative Equity ETF	10.3%
United States Treasury Bill, 3.940%, 12/11/25	9.9%
United States Treasury Bill, 3.660%, 09/03/26	5.8%
SPDR S&P 500 ETF Trust Total Return Swap, 06/02/28	1.9%
JP Morgan International Long/Short Index Basket Swap 3, 08/12/26	1.6%
JP Morgan International Long/Short Index Basket Swap 2, 08/12/26	1.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	0.8%
JP Morgan International Long/Short Index Basket Swap, 08/24/26	0.4%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Counterpoint Tactical Equity Fund - Class I (CPIEX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://counterpointfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-CPIEX

Counterpoint Tactical Income Fund

Class A (CPATX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Counterpoint Tactical Income Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$173	1.69%

How did the Fund perform during the reporting period?

The Fund spent the first half of the fiscal year in a risk "risk-on" position, invested in high yield bonds mutual funds. During this period, the Fund continued to earn returns analogous to those of the high yield bond market. In April 2025, amid trade policy - related volatility in US markets, the Fund received a “risk-off" signal, exiting high yield and floating rate in favor of Treasury securities. The high yield market then sharply rallied, prompting the Fund to again invest 100% in high yield securities, where it remained invested for the rest of the fiscal year. This “risk-on” move lagged somewhat behind the high yield market’s sharp rally. During the fiscal year, the Fund significantly outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, which earned a lower yield than that of high yield bonds and which is more sensitive than high yield bonds to interest rate volatility.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Counterpoint Tactical Income Fund
Counterpoint Tactical Income Fund - with load
Bloomberg U.S. Aggregate Bond Index
$20,000
$15,000
$10,000
$5,000
$0
$16,437
$15,690
$11,998
09/30/15
09/30/16
09/30/17
09/30/18
09/30/19
09/30/20
09/30/21
09/30/22
09/30/23
09/30/24
09/30/25

	Counterpoint Tactical Income Fund	Counterpoint Tactical Income Fund - with load	Bloomberg U.S. Aggregate Bond Index
09/30/15	$10,000	$9,546	$10,000
09/30/16	$11,285	$10,773	$10,519
09/30/17	$11,956	$11,414	$10,527
09/30/18	$11,924	$11,382	$10,399
09/30/19	$12,387	$11,825	$11,470
09/30/20	$12,941	$12,354	$12,271
09/30/21	$14,124	$13,483	$12,161
09/30/22	$13,625	$13,007	$10,385
09/30/23	$14,365	$13,712	$10,452
09/30/24	$15,788	$15,072	$11,662
09/30/25	$16,437	$15,690	$11,998

Average Annual Total Returns

	1 Year	5 Years	10 Years
Counterpoint Tactical Income Fund
Without Load	4.11%	4.90%	5.09%
With Load	-0.59%	3.94%	4.61%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$2,066,769,499
Number of Portfolio Holdings	34
Advisory Fee (net of waivers)	$24,171,097
Portfolio Turnover	94%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	31.0%
Money Market Funds	13.2%
Open End Funds	44.3%
U.S. Government & Agencies	11.5%

What did the Fund invest in?

Asset Weighting (% of net assets)

Fixed Income
81.9%
Collateral for Securities Loaned
12.6%
U.S. Government & Agencies
12.5%
Money Market Funds
1.8%
Liabilities in Excess of Other Assets
-8.8%

Value	Value
Liabilities in Excess of Other Assets	-8.8%
Money Market Funds	1.8%
U.S. Government & Agencies	12.5%
Collateral for Securities Loaned	12.6%
Fixed Income	81.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Broad USD High Yield Corporate Bond ETF	22.7%
iShares iBoxx $ High Yield Corporate Bond ETF	10.9%
T Rowe Price High Yield Fund, Inc., Class I	9.0%
JPMorgan High Yield Fund, Class I	8.3%
Principal High Yield Fund, Institutional Class	8.1%
Eaton Vance Income Fund of Boston, Institutional Class	8.1%
United States Treasury Note, 3.625%, 08/31/27	7.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	6.8%
BlackRock Liquidity FedFund, Institutional Class	4.8%
BrandywineGLOBAL High Yield Fund, Class I	4.4%

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information you may review the Fund's next prospectus, which we expect to be available by January 28, 2026 or upon request at 1-844-273-8637.

Effective as of the close of business on March 17, 2025 (the "Closing Date"), the Fund is offered on a limited basis and investors are eligible to purchase shares of the Fund as described in the supplement dated February 1, 2025. Certain types of investors are allowed to invest in the Fund after the Closing Date without additional authorization. Other types of investors may invest in the Fund after Closing Date only if approved by the Adviser and the Fund.

Counterpoint Tactical Income Fund - Class A (CPATX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://counterpointfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-CPATX

Counterpoint Tactical Income Fund

Class C (CPCTX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Counterpoint Tactical Income Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$248	2.44%

How did the Fund perform during the reporting period?

The Fund spent the first half of the fiscal year in a risk "risk-on" position, invested in high yield bonds mutual funds. During this period, the Fund continued to earn returns analogous to those of the high yield bond market. In April 2025, amid trade policy - related volatility in US markets, the Fund received a “risk-off" signal, exiting high yield and floating rate in favor of Treasury securities. The high yield market then sharply rallied, prompting the Fund to again invest 100% in high yield securities, where it remained invested for the rest of the fiscal year. This “risk-on” move lagged somewhat behind the high yield market’s sharp rally. During the fiscal year, the Fund significantly outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, which earned a lower yield than that of high yield bonds and which is more sensitive than high yield bonds to interest rate volatility.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Counterpoint Tactical Income Fund
Bloomberg U.S. Aggregate Bond Index
$20,000
$15,000
$10,000
$5,000
$0
$15,253
$11,998
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Counterpoint Tactical Income Fund	Bloomberg U.S. Aggregate Bond Index
Sep-2015	$10,000	$10,000
Sep-2016	$11,209	$10,519
Sep-2017	$11,786	$10,527
Sep-2018	$11,665	$10,399
Sep-2019	$12,028	$11,470
Sep-2020	$12,476	$12,271
Sep-2021	$13,512	$12,161
Sep-2022	$12,936	$10,385
Sep-2023	$13,526	$10,452
Sep-2024	$14,769	$11,662
Sep-2025	$15,253	$11,998

Average Annual Total Returns

	1 Year	5 Years	10 Years
Counterpoint Tactical Income Fund	3.28%	4.10%	4.31%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$2,066,769,499
Number of Portfolio Holdings	34
Advisory Fee (net of waivers)	$24,171,097
Portfolio Turnover	94%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	31.0%
Money Market Funds	13.2%
Open End Funds	44.3%
U.S. Government & Agencies	11.5%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-8.8%
Money Market Funds	1.8%
U.S. Government & Agencies	12.5%
Collateral for Securities Loaned	12.6%
Fixed Income	81.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Broad USD High Yield Corporate Bond ETF	22.7%
iShares iBoxx $ High Yield Corporate Bond ETF	10.9%
T Rowe Price High Yield Fund, Inc., Class I	9.0%
JPMorgan High Yield Fund, Class I	8.3%
Principal High Yield Fund, Institutional Class	8.1%
Eaton Vance Income Fund of Boston, Institutional Class	8.1%
United States Treasury Note, 3.625%, 08/31/27	7.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	6.8%
BlackRock Liquidity FedFund, Institutional Class	4.8%
BrandywineGLOBAL High Yield Fund, Class I	4.4%

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information you may review the Fund's next prospectus, which we expect to be available by January 28, 2026 or upon request at 1-844-273-8637.

Effective as of the close of business on March 17, 2025 (the "Closing Date"), the Fund is offered on a limited basis and investors are eligible to purchase shares of the Fund as described in the supplement dated February 1, 2025. Certain types of investors are allowed to invest in the Fund after the Closing Date without additional authorization. Other types of investors may invest in the Fund after Closing Date only if approved by the Adviser and the Fund.

Counterpoint Tactical Income Fund - Class C (CPCTX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://counterpointfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-CPCTX

Counterpoint Tactical Income Fund

Class I (CPITX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Counterpoint Tactical Income Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$147	1.44%

How did the Fund perform during the reporting period?

The Fund spent the first half of the fiscal year in a risk "risk-on" position, invested in high yield bonds mutual funds. During this period, the Fund continued to earn returns analogous to those of the high yield bond market. In April 2025, amid trade policy - related volatility in US markets, the Fund received a “risk-off" signal, exiting high yield and floating rate in favor of Treasury securities. The high yield market then sharply rallied, prompting the Fund to again invest 100% in high yield securities, where it remained invested for the rest of the fiscal year. This “risk-on” move lagged somewhat behind the high yield market’s sharp rally. During the fiscal year, the Fund significantly outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, which earned a lower yield than that of high yield bonds and which is more sensitive than high yield bonds to interest rate volatility.

How has the Fund performed over the last ten years?

Total Return Based on $100,000 Investment

Counterpoint Tactical Income Fund
Bloomberg U.S. Aggregate Bond Index
$175,000
$140,000
$105,000
$70,000
$35,000
$0
$168,235
$119,978
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Counterpoint Tactical Income Fund	Bloomberg U.S. Aggregate Bond Index
Sep-2015	$100,000	$100,000
Sep-2016	$113,044	$105,193
Sep-2017	$120,137	$105,269
Sep-2018	$120,047	$103,989
Sep-2019	$125,005	$114,696
Sep-2020	$131,044	$122,707
Sep-2021	$143,251	$121,608
Sep-2022	$138,506	$103,854
Sep-2023	$146,277	$104,523
Sep-2024	$161,197	$116,615
Sep-2025	$168,235	$119,978

Average Annual Total Returns

	1 Year	5 Years	10 Years
Counterpoint Tactical Income Fund	4.37%	5.12%	5.34%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$2,066,769,499
Number of Portfolio Holdings	34
Advisory Fee (net of waivers)	$24,171,097
Portfolio Turnover	94%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	31.0%
Money Market Funds	13.2%
Open End Funds	44.3%
U.S. Government & Agencies	11.5%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-8.8%
Money Market Funds	1.8%
U.S. Government & Agencies	12.5%
Collateral for Securities Loaned	12.6%
Fixed Income	81.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Broad USD High Yield Corporate Bond ETF	22.7%
iShares iBoxx $ High Yield Corporate Bond ETF	10.9%
T Rowe Price High Yield Fund, Inc., Class I	9.0%
JPMorgan High Yield Fund, Class I	8.3%
Principal High Yield Fund, Institutional Class	8.1%
Eaton Vance Income Fund of Boston, Institutional Class	8.1%
United States Treasury Note, 3.625%, 08/31/27	7.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	6.8%
BlackRock Liquidity FedFund, Institutional Class	4.8%
BrandywineGLOBAL High Yield Fund, Class I	4.4%

Material Fund Changes

This is a summary of certain changes to the Fund since October 1, 2024. For more complete information you may review the Fund's next prospectus, which we expect to be available by January 28, 2026 or upon request at 1-844-273-8637.

Effective as of the close of business on March 17, 2025 (the "Closing Date"), the Fund is offered on a limited basis and investors are eligible to purchase shares of the Fund as described in the supplement dated February 1, 2025. Certain types of investors are allowed to invest in the Fund after the Closing Date without additional authorization. Other types of investors may invest in the Fund after Closing Date only if approved by the Adviser and the Fund.

Counterpoint Tactical Income Fund - Class I (CPITX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://counterpointfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-CPITX

Counterpoint Tactical Municipal Fund

Class A (TMNAX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Counterpoint Tactical Municipal Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$118	1.18%

How did the Fund perform during the reporting period?

The Fund spent the first half of the past fiscal year in a “risk-on” position, fully invested in high yield municipal bond mutual funds.  In April 2025, amid trade policy – related volatility in US markets, the Fund went “risk-off,” exiting high yield municipal markets in favor of 100% investment in muni cash funds, with the portfolio targeting zero exposure to interest rate and credit risk. The Fund remained “risk-off” until September 2025, when a 100% “risk-on” trade back into higher yielding municipal bonds enabled it to capture much of the upside of that rally. A rally in the broad municipal market during the Fund's "risk-off" positioning drove outperformance by the benchmark relative to the Fund.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Counterpoint Tactical Municipal Fund
Counterpoint Tactical Municipal Fund - with load
Bloomberg Municipal Bond Index
$15,000
$10,000
$5,000
$0
$12,825
$12,249
$11,792
Jun-2018
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Counterpoint Tactical Municipal Fund	Counterpoint Tactical Municipal Fund - with load	Bloomberg Municipal Bond Index
Jun-2018	$10,000	$9,551	$10,000
Sep-2018	$10,077	$9,625	$10,001
Sep-2019	$10,795	$10,311	$10,856
Sep-2020	$11,159	$10,658	$11,300
Sep-2021	$11,842	$11,311	$11,597
Sep-2022	$11,614	$11,092	$10,264
Sep-2023	$11,527	$11,010	$10,537
Sep-2024	$12,938	$12,357	$11,630
Sep-2025	$12,825	$12,249	$11,792

Average Annual Total Returns

	1 Year	5 Years	Since Inception (June 11, 2018)
Counterpoint Tactical Municipal Fund
Without Load	-0.87%	2.82%	3.46%
With Load	-5.33%	1.88%	2.82%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.28%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$287,976,510
Number of Portfolio Holdings	20
Advisory Fee	$2,100,042
Portfolio Turnover	360%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	6.4%
Money Market Funds	0.7%
Open End Funds	92.9%

What did the Fund invest in?

Asset Weighting (% of net assets)

Fixed Income
98.1%
Collateral for Securities Loaned
0.5%
Money Market Funds
0.2%
Other Assets in Excess of Liabilities
1.2%

Value	Value
Other Assets in Excess of Liabilities	1.2%
Money Market Funds	0.2%
Collateral for Securities Loaned	0.5%
Fixed Income	98.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco High Yield Municipal Fund, Class Y	36.9%
PIMCO High Yield Municipal Bond Fund, Institutional Class	29.9%
Russell Tax Exempt High Yield Bond Fund, Class S	11.9%
Nuveen High Yield Municipal Bond Fund, Class I	6.7%
VanEck High Yield Muni ETF	6.3%
Goldman Sachs High Yield Municipal Fund, Institutional Class	2.7%
Invesco Rochester Municipal Opportunities Fund, Class Y	2.5%
AB High Income Municipal Portfolio, Advisor Class	1.0%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class	0.2%
BlackRock Liquidity FedFund, Institutional Class	0.2%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Counterpoint Tactical Municipal Fund - Class A (TMNAX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://counterpointfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-TMNAX

Counterpoint Tactical Municipal Fund

Class C (TMNCX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Counterpoint Tactical Municipal Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$192	1.93%

How did the Fund perform during the reporting period?

The Fund spent the first half of the past fiscal year in a “risk-on” position, fully invested in high yield municipal bond mutual funds.  In April 2025, amid trade policy – related volatility in US markets, the Fund went “risk-off,” exiting high yield municipal markets in favor of 100% investment in muni cash funds, with the portfolio targeting zero exposure to interest rate and credit risk. The Fund remained “risk-off” until September 2025, when a 100% “risk-on” trade back into higher yielding municipal bonds enabled it to capture much of the upside of that rally. A rally in the broad municipal market during the Fund's "risk-off" positioning drove outperformance by the benchmark relative to the Fund.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Counterpoint Tactical Municipal Fund
Bloomberg Municipal Bond Index
$15,000
$10,000
$5,000
$0
$12,125
$11,792
Jun-2018
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Counterpoint Tactical Municipal Fund	Bloomberg Municipal Bond Index
Jun-2018	$10,000	$10,000
Sep-2018	$10,056	$10,001
Sep-2019	$10,689	$10,856
Sep-2020	$10,961	$11,300
Sep-2021	$11,544	$11,597
Sep-2022	$11,232	$10,264
Sep-2023	$11,067	$10,537
Sep-2024	$12,329	$11,630
Sep-2025	$12,125	$11,792

Average Annual Total Returns

	1 Year	5 Years	Since Inception (June 11, 2018)
Counterpoint Tactical Municipal Fund	-1.66%	2.04%	2.67%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.28%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$287,976,510
Number of Portfolio Holdings	20
Advisory Fee	$2,100,042
Portfolio Turnover	360%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	6.4%
Money Market Funds	0.7%
Open End Funds	92.9%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.2%
Money Market Funds	0.2%
Collateral for Securities Loaned	0.5%
Fixed Income	98.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco High Yield Municipal Fund, Class Y	36.9%
PIMCO High Yield Municipal Bond Fund, Institutional Class	29.9%
Russell Tax Exempt High Yield Bond Fund, Class S	11.9%
Nuveen High Yield Municipal Bond Fund, Class I	6.7%
VanEck High Yield Muni ETF	6.3%
Goldman Sachs High Yield Municipal Fund, Institutional Class	2.7%
Invesco Rochester Municipal Opportunities Fund, Class Y	2.5%
AB High Income Municipal Portfolio, Advisor Class	1.0%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class	0.2%
BlackRock Liquidity FedFund, Institutional Class	0.2%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Counterpoint Tactical Municipal Fund - Class C (TMNCX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://counterpointfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-TMNCX

Counterpoint Tactical Municipal Fund

Class I (TMNIX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about Counterpoint Tactical Municipal Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://counterpointfunds.com/resources/. You can also request this information by contacting us at 1-844-273-8637.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$92	0.93%

How did the Fund perform during the reporting period?

The Fund spent the first half of the past fiscal year in a “risk-on” position, fully invested in high yield municipal bond mutual funds.  In April 2025, amid trade policy – related volatility in US markets, the Fund went “risk-off,” exiting high yield municipal markets in favor of 100% investment in muni cash funds, with the portfolio targeting zero exposure to interest rate and credit risk. The Fund remained “risk-off” until September 2025, when a 100% “risk-on” trade back into higher yielding municipal bonds enabled it to capture much of the upside of that rally. A rally in the broad municipal market during the Fund's "risk-off" positioning drove outperformance by the benchmark relative to the Fund.

How has the Fund performed since inception?

Total Return Based on $100,000 Investment

Counterpoint Tactical Municipal Fund
Bloomberg Municipal Bond Index
$150,000
$120,000
$90,000
$60,000
$30,000
$0
$130,498
$117,919
Jun-2018
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Counterpoint Tactical Municipal Fund	Bloomberg Municipal Bond Index
Jun-2018	$100,000	$100,000
Sep-2018	$100,830	$100,011
Sep-2019	$108,277	$108,563
Sep-2020	$112,171	$113,005
Sep-2021	$119,333	$115,975
Sep-2022	$117,205	$102,637
Sep-2023	$116,732	$105,371
Sep-2024	$131,306	$116,300
Sep-2025	$130,498	$117,919

Average Annual Total Returns

	1 Year	5 Years	Since Inception (June 11, 2018)
Counterpoint Tactical Municipal Fund	-0.62%	3.07%	3.71%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.28%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$287,976,510
Number of Portfolio Holdings	20
Advisory Fee	$2,100,042
Portfolio Turnover	360%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	6.4%
Money Market Funds	0.7%
Open End Funds	92.9%

What did the Fund invest in?

Asset Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.2%
Money Market Funds	0.2%
Collateral for Securities Loaned	0.5%
Fixed Income	98.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco High Yield Municipal Fund, Class Y	36.9%
PIMCO High Yield Municipal Bond Fund, Institutional Class	29.9%
Russell Tax Exempt High Yield Bond Fund, Class S	11.9%
Nuveen High Yield Municipal Bond Fund, Class I	6.7%
VanEck High Yield Muni ETF	6.3%
Goldman Sachs High Yield Municipal Fund, Institutional Class	2.7%
Invesco Rochester Municipal Opportunities Fund, Class Y	2.5%
AB High Income Municipal Portfolio, Advisor Class	1.0%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class	0.2%
BlackRock Liquidity FedFund, Institutional Class	0.2%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

Counterpoint Tactical Municipal Fund - Class I (TMNIX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://counterpointfunds.com/resources/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-TMNIX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1)	The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Taylor is independent for purposes of this Item 3.

(a)(2)	Not applicable.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025	$55,250
2024	$54,500

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025	$12,000
2024	$12,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended September 30, 2025 and September 30, 2024, respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended September 30, 2025 and September 30, 2024, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Counterpoint Tactical Income Fund

Class A – CPATX

Class C – CPCTX

Class I – CPITX

Counterpoint Tactical Equity Fund

Class A – CPAEX

Class C – CPCEX

Class I – CPIEX

Counterpoint Tactical Municipal Fund

Class A – TMNAX

Class C – TMNCX

Class I – TMNIX

Annual Financial Statements

and Additional Information

September 30, 2025

1-844-273-8637

www.counterpointfunds.com

COUNTERPOINT TACTICAL INCOME FUND

SCHEDULE OF INVESTMENTS

September 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 33.7%
	FIXED INCOME - 33.7%
107,500	Counterpoint High Yield Trend ETF(a),(b)	$2,353,713
12,415,203	iShares Broad USD High Yield Corporate Bond ETF(a)	469,046,369
2,769,196	iShares iBoxx $ High Yield Corporate Bond ETF(a)	224,831,023
	TOTAL EXCHANGE-TRADED FUNDS (Cost $678,615,876)	696,231,105

	OPEN END FUNDS — 48.2%
	FIXED INCOME - 48.2%
1,000	BlackRock Floating Rate Income Portfolio, Institutional Class	9,590
5,000	BlackRock High Yield Portfolio, Institutional Class	36,252
6,076,823	BrandywineGLOBAL Corporate Credit Fund, Class IS	64,292,791
9,653	BrandywineGLOBAL Corporate Credit Fund, Class I	102,220
8,841,684	BrandywineGLOBAL High Yield Fund, Class I	90,715,674
31,495,420	Eaton Vance Income Fund of Boston, Institutional Class	166,610,772
11,468	Federated Hermes Institutional High Yield Bond Fund, Class IS	103,899
1,000	Fidelity Advisor Floating Rate High Income Fund, Class I	9,150
9,315,750	Fidelity High Income Fund, Class Z	75,830,209
13,038	Fidelity High Income Fund, Class I	106,260
1,000	Goldman Sachs High Yield Floating Rate Fund, Institutional Class	8,680
11,112,149	Ivy High Income Fund, Class I	66,450,651
26,172,449	JPMorgan High Yield Fund, Class I	172,476,439
1,808	Lord Abbett Floating Rate Fund, Class I	14,609
1,000	Lord Abbett High Yield Fund, Class I	6,440
1,000	MainStay MacKay High Yield Corporate Bond Fund, Class I	5,240
1,000	Nuveen High Yield Fund, Institutional Class	8,900
5,000	PGIM High Yield Fund, Class Z	24,448
5,000	PIMCO High Yield Fund, Institutional Class	40,803
24,815,759	Principal High Yield Fund, Institutional Class	167,754,532
30,947,460	T Rowe Price High Yield Fund, Inc., Class I	186,303,706
605,000	Transamerica High Yield Bond, Class I	4,985,198
	TOTAL OPEN END FUNDS (Cost $969,058,592)	995,896,463

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 12.5%
	U.S. TREASURY BILLS — 12.5%
75,000,000	United States Treasury Bill(a),(c),(f)	3.9550	12/09/25	$74,448,287
35,000,000	United States Treasury Bill(a),(c),(f)	3.7150	03/19/26	34,387,551
150,000,000	United States Treasury Note(a)	3.6250	08/31/27	150,023,438
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $259,072,227)			258,859,276

Shares
	SHORT-TERM INVESTMENTS — 14.4%
	COLLATERAL FOR SECURITIES LOANED - 12.6%
100,000,000	BlackRock Liquidity FedFund, Institutional Class, 4.15%(d),(e)	100,000,000
140,259,376	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.16%(d),(e)	140,259,376
20,000,000	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.14%(d),(e)	20,000,000
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $260,259,376)	260,259,376

	MONEY MARKET FUNDS - 1.8%
31,218,669	Goldman Sachs Financial Square Government Fund, Class FST, 4.02%(e)	31,218,669
6,351,920	Goldman Sachs Financial Square Treasury Instruments Fund, Capital Shares, 3.82%(e)	6,351,920
	TOTAL MONEY MARKET FUNDS (Cost $37,570,589)	37,570,589

	TOTAL SHORT-TERM INVESTMENTS (Cost $297,829,965)	297,829,965

	TOTAL INVESTMENTS - 108.8% (Cost $2,204,576,660)	$2,248,816,809
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.8)%	(182,047,310)
	NET ASSETS - 100.0%	$2,066,769,499

ETF	- Exchange-Traded Fund

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2025 was $256,448,111.
(b)	Affiliated investment.
(c)	Zero coupon bond. Rate shown is discount rate.
(d)	Security was purchased with cash received as collateral for securities on loan at September 30, 2025. Total collateral had a value of $260,259,376 at September 30, 2025. Additional non-cash collateral received from the borrower not disclosed in the Schedule of Investments had a fair value of $1,481,167.
(e)	Rate disclosed is the seven day effective yield as of September 30, 2025.
(f)	All or a portion of this security is pledged as collateral for total return swaps. As of September 30, 2025, the fair value of the pledged portion is 6,948,507.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

CREDIT DEFAULT SWAP
Description	Counterparty	Payement Frequency	Buy/Sell Protection	Fixed Rate Received	Maturity Date	Notional Amount	Premiums Paid (Received)	Fair Value*	Unrealized Appreciation
CDX North American High Yield Index Version 1, Series 45**	Wells Fargo	Quarterly	Sell	5.00%	12/20/2030	$348,000,000	$26,586,451	$27,047,604	$461,153

*	Includes interest receivable.
**	The underlying holdings of this security can be found at https://www.spglobal.com/spdji/en/documents/index-news-and-announcements/CDX.NA.HY.45-V1.pdf

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 28.1%
	ADVERTISING & MARKETING - 0.2%
22,156	Magnite, Inc.(a)	$482,558
27,023	MNTN, Inc.(a)	501,276
		983,834
	AEROSPACE & DEFENSE - 0.6%
47,639	Amprius Technologies, Inc.(a)	501,162
53,987	Archer Aviation, Inc., Class A(a)	517,196
11,215	Astronics Corporation(a)	511,516
1,000	Elbit Systems Ltd.	509,800
1,331	L3Harris Technologies, Inc.	406,501
8,088	Leonardo DRS, Inc.	367,195
1,922	Moog, Inc., Class A	399,142
		3,212,512
	APPAREL & TEXTILE PRODUCTS - 0.4%
42,453	Capri Holdings Ltd.(a)	845,664
3,575	Tapestry, Inc.	404,762
31,341	Wolverine World Wide, Inc.	859,996
		2,110,422
	ASSET MANAGEMENT - 0.4%
11,892	Etoro Group Ltd.(a)	490,783
62,954	Icahn Enterprises, L.P.	530,072
18,928	ODP Corporation (The)(a)	527,144
28,979	P10, Inc.	315,292
153	Robinhood Markets, Inc., Class A(a)(b)	21,907
		1,885,198
	AUTOMOTIVE - 0.9%
20,755	Adient PLC(a)(b)	499,780
33,852	Aeva Technologies, Inc.(a)	490,854
57,623	American Axle & Manufacturing Holdings, Inc.(a)(b)	346,314
14,001	Cooper-Standard Holdings, Inc.(a)	517,057
44,104	Dana, Inc.	883,845
5,871	General Motors Company	357,955
65,957	Goodyear Tire & Rubber Company (The)(a)	493,358
20,849	Lucid Group, Inc.(a)	495,998

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 28.1% (Continued)
	AUTOMOTIVE - 0.9% (Continued)
132,535	Microvast Holdings, Inc.(a)	$510,260
		4,595,421
	BANKING - 0.5%
12,229	Beacon Financial Corporation	289,950
15,253	First BanCorporation	336,329
15,730	First Horizon Corporation	355,654
8,016	OFG Bancorp	348,616
2,766	Popular, Inc.	351,310
5,758	Webster Financial Corporation	342,256
4,026	Wells Fargo & Company	337,459
		2,361,574
	BEVERAGES - 0.3%
8,818	Celsius Holdings, Inc.(a)	506,947
20,297	MGP Ingredients, Inc.(b)	490,984
5,019	Monster Beverage Corporation(a)	337,829
		1,335,760
	CABLE & SATELLITE - 0.2%
72,464	Liberty Global Ltd., Class A(a)	830,437

	CHEMICALS - 0.7%
20,274	Celanese Corporation	853,129
90,018	Huntsman Corporation	808,361
677	Linde PLC	321,575
46,487	LSB Industries, Inc.(a)	366,318
44,531	Mativ Holdings, Inc.	503,646
29,784	Orion S.A.	225,763
123,038	Tronox Holdings PLC, Class A	494,613
		3,573,405
	COMMERCIAL SUPPORT SERVICES - 0.7%
27,222	AMN Healthcare Services, Inc.(a)	527,018
3,140	Brink’s Company (The)	366,940
3,511	Casella Waste Systems, Inc., Class A(a)(b)	333,124
7,122	H&R Block, Inc.(b)	360,160
13,099	ManpowerGroup, Inc.	496,452

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 28.1% (Continued)
	COMMERCIAL SUPPORT SERVICES - 0.7% (Continued)
198,627	Vestis Corporation	$899,780
5,172	Willdan Group, Inc.(a)	500,081
		3,483,555
	CONSTRUCTION MATERIALS - 0.1%
71,595	Aspen Aerogels, Inc.(a)	498,301

	CONSUMER SERVICES - 0.1%
51,659	Udemy, Inc.(a)	362,130

	CONTAINERS & PACKAGING - 0.1%
84,636	Ardagh Metal Packaging S.A.	337,698

	DIVERSIFIED INDUSTRIALS - 0.1%
1,956	ITT, Inc.	349,655

	E-COMMERCE DISCRETIONARY - 0.6%
93,977	Bed Bath & Beyond, Inc.(a)(b)	920,035
47,099	RealReal, Inc. (The)(a)	500,662
108,800	Stitch Fix, Inc., Class A(a)	473,280
10,328	Wayfair, Inc., Class A(a)	922,600
		2,816,577
	ELECTRIC UTILITIES - 0.5%
2,197	NRG Energy, Inc.	355,804
4,213	Oklo, Inc.(a)	470,297
3,683	Public Service Enterprise Group, Inc.	307,383
1,180	Talen Energy Corporation(a)	501,948
88,190	XPLR Infrastructure, L.P.	896,893
		2,532,325
	ELECTRICAL EQUIPMENT - 0.8%
1,698	AMETEK, Inc.	319,224
3,035	Amphenol Corporation, Class A	375,581
1	API Group Corporation(a)	34
5,672	Atkore, Inc.	355,861
6,712	Bloom Energy Corporation, Class A(a)	567,634

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 28.1% (Continued)
	ELECTRICAL EQUIPMENT - 0.8% (Continued)
585	Lennox International, Inc.(b)	$309,676
1,325	Littelfuse, Inc.	343,188
12,529	NANO Nuclear Energy, Inc.(a)(b)	483,118
17,065	nLight, Inc.(a)	505,636
3,691	nVent Electric PLC	364,080
756	Trane Technologies PLC	319,002
		3,943,034
	ENGINEERING & CONSTRUCTION - 0.7%
23,683	Centuri Holdings, Inc.(a)	501,369
5,997	Everus Construction Group, Inc.(a)	514,243
75,386	IHS Holding Ltd.(a)	514,133
3,088	Primoris Services Corporation	424,075
1,462	Sterling Infrastructure, Inc.(a)	496,612
13,961	Tutor Perini Corporation(a)	915,702
		3,366,134
	ENTERTAINMENT CONTENT - 0.3%
5,319	Fox Corporation, Class A	335,416
119,069	fuboTV, Inc.(a)	494,137
3,558	ROBLOX Corporation, Class A(a)	492,854
		1,322,407
	FOOD - 0.4%
241,459	Krispy Kreme, Inc.	934,447
21,432	Smithfield Foods, Inc.	503,223
43,745	TreeHouse Foods, Inc.(a)	884,087
		2,321,757
	GAS & WATER UTILITIES - 0.1%
3,771	National Fuel Gas Company	348,327

	HEALTH CARE FACILITIES & SERVICES - 0.9%
16,477	Acadia Healthcare Company, Inc.(a)	407,971
57,441	Aveanna Healthcare Holdings, Inc.(a)	509,502
2,453	Cardinal Health, Inc.	385,023
26,728	Centene Corporation(a)	953,655
103,646	Fortrea Holdings, Inc.(a)	872,699

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 28.1% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 0.9% (Continued)
19,495	Guardian Pharmacy Services, Inc.(a)	$511,354
496	McKesson Corporation	383,180
61,443	Teladoc Health, Inc.(a)	474,954
		4,498,338
	HOME & OFFICE PRODUCTS - 0.1%
97,995	Newell Brands, Inc.	513,494

	HOME CONSTRUCTION - 0.3%
1,936	Armstrong World Industries, Inc.	379,475
4,774	Griffon Corporation	363,540
14,029	Interface, Inc.	406,000
2,528	M/I Homes, Inc.(a)	365,144
		1,514,159
	HOUSEHOLD PRODUCTS - 0.3%
3,984	Colgate-Palmolive Company	318,481
72,398	Coty, Inc., Class A(a)	292,488
35,780	Helen of Troy Ltd.(a)	901,656
		1,512,625
	INDUSTRIAL INTERMEDIATE PROD - 0.1%
8,801	Xometry, Inc., Class A(a)	479,390

	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.1%
3,863	Mueller Industries, Inc.	390,588

	INDUSTRIAL SUPPORT SERVICES - 0.2%
23,342	Resideo Technologies, Inc.(a)	1,007,908

	INSTITUTIONAL FINANCIAL SERVICES - 0.2%
33,372	BGC Group, Inc., Class A	315,699
14,760	Marex Group PLC	496,231
8,937	Virtu Financial, Inc., Class A	317,264
		1,129,194
	INSURANCE - 0.6%
1,506	Allstate Corporation (The)	323,263

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 28.1% (Continued)
	INSURANCE - 0.6% (Continued)
7,479	Brighthouse Financial, Inc.(a)	$396,985
8,816	CNO Financial Group, Inc.	348,673
6,106	Equitable Holdings, Inc.	310,063
2,608	Globe Life, Inc.	372,866
37,243	Heritage Insurance Holdings, Inc.(a)	937,778
3,429	Jackson Financial, Inc., Class A	347,118
4,159	MetLife, Inc.	342,577
		3,379,323
	INTERNET MEDIA & SERVICES - 0.5%
1,369	DoorDash, Inc., Class A(a)	372,354
2,253	GoDaddy, Inc., Class A(a)	308,278
21,501	Groupon, Inc.(a)	502,048
40,945	Newsmax, Inc.(a)	507,719
59,677	Opendoor Technologies, Inc.(a)(b)	475,626
2,070	Reddit, Inc., Class A(a)	476,079
		2,642,104
	LEISURE FACILITIES & SERVICES - 0.7%
116,248	Bloomin’ Brands, Inc.	833,499
2,328	Brinker International, Inc.(a)(b)	294,911
3,069	Churchill Downs, Inc.	297,724
5,757	Dutch Bros, Inc.(a)	301,321
11,634	Life Time Group Holdings, Inc.(a)	321,098
1,922	Live Nation Entertainment, Inc.(a)	314,055
19,096	Rush Street Interactive, Inc.(a)	391,086
37,022	Super Group SGHC Ltd.	488,690
		3,242,384
	LEISURE PRODUCTS - 0.3%
33,320	Fox Factory Holding Corporation(a)	809,343
8,491	Polaris, Inc.	493,582
36,710	Topgolf Callaway Brands Corporation(a)(b)	348,745
		1,651,670
	MACHINERY - 0.5%
12,094	China Yuchai International Ltd.	500,329
3,667	Franklin Electric Company, Inc.	349,098

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 28.1% (Continued)
	MACHINERY - 0.5% (Continued)
6,442	Helios Technologies, Inc.	$335,821
1,530	Lincoln Electric Holdings, Inc.	360,820
4,677	Power Solutions International, Inc.(a)	459,375
2,418	Xylem, Inc.	356,655
		2,362,098
	MEDICAL EQUIPMENT & DEVICES - 1.0%
71,398	10X Genomics, Inc., Class A(a)	834,642
476	ABIOMED, Inc. - CVR(a),(c)	486
37,214	Adaptive Biotechnologies Corporation(a)	556,721
29,601	Avanos Medical, Inc.(a)	342,188
3,104	Boston Scientific Corporation(a)	303,044
23,571	ClearPoint Neuro, Inc.(a)(b)	513,612
506	IDEXX Laboratories, Inc.(a)	323,278
4,221	Inspire Medical Systems, Inc.(a)	313,198
37,187	Integra LifeSciences Holdings Corporation(a)	532,890
2,900	iRhythm Technologies, Inc.(a)	498,771
31,361	Novocure Ltd.(a)	405,184
42,265	Tandem Diabetes Care, Inc.(a)	513,097
		5,137,111
	METALS & MINING - 1.0%
107,625	American Battery Technology Company(a)(b)	523,058
13,884	Aura Minerals, Inc.	516,624
31,221	Coeur Mining, Inc.(a)	585,705
24,567	Constellium S.E.(a)	365,557
36,762	Energy Fuels Inc(a)(b)	564,297
22,119	Hallador Energy Company(a)	432,869
87,729	Lithium Americas Corporation(a)	500,933
144,019	Lithium Argentina A.G.(a)	481,023
4,612	Newmont Corporation	388,838
74,708	NioCorp Developments Ltd.(a)	499,049
118,362	Taseko Mines Ltd.(a)	500,671
		5,358,624

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 28.1% (Continued)
	OIL & GAS PRODUCERS - 0.8%
16,017	Delek US Holdings, Inc.	$516,869
9,882	Devon Energy Corporation	346,463
12,937	Kinder Morgan, Inc.	366,246
9,352	Landbridge Company, LLC	498,929
165,393	New Fortress Energy, Inc.(a)(b)	365,519
27,476	Par Pacific Holdings, Inc.(a)	973,201
16,649	PBF Energy, Inc., Class A	502,300
16,693	Plains GP Holdings, L.P., Class A	304,480
1,948	Targa Resources Corporation	326,368
52,254	Vermilion Energy, Inc.	408,626
		4,609,001
	OIL & GAS SERVICES & EQUIPMENT - 0.6%
15,088	Archrock, Inc.	396,965
12,097	Nabors Industries Ltd.(a)	494,404
37,237	NPK International, Inc.(a)	421,150
135,409	ProFrac Holding Corporation(a)	501,013
12,041	Solaris Energy Infrastructure, Inc., Class A	481,279
160,743	Transocean Ltd.(a)	501,519
		2,796,330
	PUBLISHING & BROADCASTING - 0.1%
18,279	Scholastic Corporation	500,479

	REAL ESTATE SERVICES - 0.4%
62,288	Compass, Inc., Class A(a)	500,173
44,771	eXp World Holdings, Inc.	477,259
18,727	Newmark Group, Inc., Class A	349,259
185,900	Real Brokerage, Inc. (The)(a)	777,061
		2,103,752
	RENEWABLE ENERGY - 0.9%
8,206	American Superconductor Corporation(a)	487,354
183,876	Ballard Power Systems, Inc.(a)	500,143

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 28.1% (Continued)
	RENEWABLE ENERGY - 0.9% (Continued)
38,643	Canadian Solar, Inc.(a)	$503,905
45,054	Eos Energy Enterprises, Inc.(a)	513,165
43,349	Fluence Energy, Inc.(a)	468,169
98,726	Green Plains, Inc.(a)	867,802
13,054	SolarEdge Technologies, Inc.(a)	482,998
28,105	Sunrun, Inc.(a)	485,935
		4,309,471
	RETAIL - CONSUMER STAPLES - 0.1%
333	Costco Wholesale Corporation	308,234
2,447	Sprouts Farmers Market, Inc.(a)	266,234
		574,468
	RETAIL - DISCRETIONARY - 0.5%
5,462	Avis Budget Group, Inc.(a)(b)	877,060
6,978	Build-A-Bear Workshop, Inc.(b)	455,035
141,565	Petco Health & Wellness Company, Inc.(a)	547,857
26,010	Sally Beauty Holdings, Inc.(a)	423,443
		2,303,395
	SEMICONDUCTORS - 1.3%
3,063	Advanced Micro Devices, Inc.(a)	495,563
12,494	Alpha & Omega Semiconductor Ltd.(a)	349,332
2,471	Astera Labs, Inc.(a)	483,822
1,504	Broadcom, Inc.	496,185
9,927	GLOBALFOUNDRIES, Inc.(a)	355,784
2,806	Impinj, Inc.(a)	507,184
364	KLA Corporation	392,610
3,989	MACOM Technology Solutions Holdings, Inc.(a)	496,591
18,136	Ouster, Inc.(a)	490,579
14,908	Penguin Solutions, Inc.(a)	391,782
4,428	Sandisk Corporation(a)	496,822
134,314	SEALSQ Corporation(a)	502,334
14,905	Tower Semiconductor Ltd.(a)	1,077,631
		6,536,219
	SOFTWARE - 3.1%
7,996	ACI Worldwide, Inc.(a)	421,949

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 28.1% (Continued)
	SOFTWARE - 3.1% (Continued)
28,630	Alignment Healthcare, Inc.(a)	$499,594
25,612	AvePoint, Inc.(a)	384,436
51,691	Backblaze, Inc., Class A(a)	479,692
140,990	Bumble, Inc., Class A(a)	858,628
1,900	CommVault Systems, Inc.(a)	358,682
86,354	Digital Turbine, Inc.(a)	552,666
30,664	Domo, Inc.(a)	485,718
5,820	Doximity, Inc., Class A(a)	425,733
5,729	Elastic N.V.(a)	484,043
56,337	Evolent Health, Inc., Class A(a)	476,611
11,674	GigaCloud Technology, Inc., Class A(a)	331,542
10,181	Hinge Health, Inc.(a)	499,683
23,934	Ingram Micro Holding Corporation	514,342
9,996	JFrog Ltd.(a)	473,111
27,241	Klaviyo, Inc., Class A(a)	754,303
4,675	Life360, Inc.(a)(b)	496,953
36,425	McGraw Hill, Inc.(a)	457,134
62,075	Mobileye Global, Inc., Class A(a)(b)	876,498
1,963	Monday.com Ltd.(a)	380,213
22,764	Omada Health, Inc.(a)	503,312
26,062	Onestream, Inc.(a)	480,323
1,757	Oracle Corporation	494,139
2,790	Palantir Technologies, Inc., Class A(a)	508,952
43,429	PubMatic, Inc., Class A(a)	359,592
5,997	Rubrik, Inc., Class A(a)	493,253
21,971	SailPoint, Inc.(a)(b)	485,120
382	ServiceNow, Inc.(a)	351,547
4,784	ServiceTitan, Inc., Class A(a)	482,371
36,505	Sprout Social, Inc., Class A(a)	471,645
5,737	Upstart Holdings, Inc.(a)(b)	291,440
		15,133,225
	SPECIALTY FINANCE - 0.5%
22,568	Applied Digital Corporation(a)	517,710
2,372	Dave, Inc.(a)(b)	472,858

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 28.1% (Continued)
	SPECIALTY FINANCE - 0.5% (Continued)
22,351	EZCORP, Inc., Class A(a)	$425,563
159,203	loanDepot, Inc.(a)	488,753
33,057	MFA Financial, Inc.	303,794
18,186	SoFi Technologies, Inc.(a)	480,474
		2,689,152
	STEEL - 0.1%
1,478	Carpenter Technology Corporation	362,908
22,935	Mechel PJSC - ADR(a),(c)	–
		362,908
	TECHNOLOGY HARDWARE - 1.6%
39,556	ADTRAN Holdings, Inc.(a)	371,035
3,476	Arista Networks, Inc.(a)	506,488
3,445	Ciena Corporation(a)	501,833
32,442	CommScope Holding Company, Inc.(a)	502,202
5,307	Corning, Inc.	435,333
18,326	Daktronics, Inc.(a)	383,380
18,965	Extreme Networks, Inc.(a)	391,627
2,623	InterDigital, Inc.	905,539
9,276	NCR Atleos Corporation(a)(b)	364,640
5,373	Pure Storage, Inc., Class A(a)	450,311
2,203	Seagate Technology Holdings PLC	520,040
25,950	Sonos, Inc.(a)	410,010
8,706	TTM Technologies, Inc.(a)	501,466
742	Ubiquiti, Inc.	490,150
30,759	ViaSat, Inc.(a)	901,239
31,971	Viavi Solutions, Inc.(a)(b)	405,712
		8,041,005
	TECHNOLOGY SERVICES - 1.3%
21,913	Amentum Holdings, Inc.(a)	524,816
1,314	Broadridge Financial Solutions, Inc.	312,955
24,061	CompoSecure, Inc.(a)	500,950
25,188	DXC Technology Company(a)	343,312
1,355	Gartner, Inc.(a)(b)	356,189
13,095	Globant S.A.(a)	751,391

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 28.1% (Continued)
	TECHNOLOGY SERVICES - 1.3% (Continued)
25,514	Gorilla Technology Group, Inc.(a)	$470,988
35,192	Green Dot Corporation, Class A(a)	472,629
130,789	Hive Digital Technologies Ltd.(a)(b)	527,080
555	Mastercard, Inc., Class A	315,690
601	Moody’s Corporation	286,364
602	MSCI, Inc.	341,581
11,917	Pagaya Technologies Ltd.(a)	353,816
560	S&P Global, Inc.	272,558
72,323	Telos Corporation(a)	494,689
		6,325,008
	TELECOMMUNICATIONS - 0.2%
6,829	EchoStar Corporation, Class A(a)	521,462
75,016	Lumen Technologies, Inc.(a)	459,098
		980,560
	TOBACCO & CANNABIS - 0.1%
5,187	Altria Group, Inc.	342,653

	TRANSPORTATION & LOGISTICS - 0.7%
43,924	American Airlines Group, Inc.(a)	493,706
1,368	FedEx Corporation	322,588
18,932	Forward Air Corporation(a)	485,416
11,899	Global Ship Lease, Inc., Class A	365,299
3,127	SkyWest, Inc.(a)	314,639
24,061	TORM PLC	496,137
1,474	Union Pacific Corporation	348,409
3,513	United Airlines Holdings, Inc.(a)	339,005
36,412	ZIM Integrated Shipping Services Ltd.(b)	493,383
		3,658,582
	TRANSPORTATION EQUIPMENT - 0.1%
8,797	REV Group, Inc.	498,526

	WHOLESALE - CONSUMER STAPLES - 0.2%
28,948	United Natural Foods, Inc.(a)	1,089,024

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	TOTAL COMMON STOCKS (Cost $132,616,696)	$140,243,231

	EXCHANGE-TRADED FUNDS — 21.5%
	EQUITY - 21.5%
1,300,416	Counterpoint Quantitative Equity ETF(d)	51,357,329
84,341	iShares Core S&P 500 ETF	56,449,431
	TOTAL EXCHANGE-TRADED FUNDS (Cost $91,673,035)	107,806,760

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 15.7%
	U.S. TREASURY BILLS — 15.7%
50,000,000	United States Treasury Bill(e),(i)	3.9400	12/11/25	49,621,334
30,000,000	United States Treasury Bill(e),(i)	3.6600	09/03/26	29,024,069
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $78,619,508)			78,645,403

Shares
	SHORT-TERM INVESTMENTS — 22.9%
	COLLATERAL FOR SECURITIES LOANED - 1.1%
650,000	BlackRock Liquidity FedFund, Institutional Class, 4.15%(f),(g)	650,000
3,978,199	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, Institutional Class, 4.16%(f),(g)	3,978,199
650,000	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.14%(f),(g)	650,000
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $5,278,199)	5,278,199

	MONEY MARKET FUNDS - 21.8%
109,327,555	Fidelity Treasury Portfolio, Class I, 4.01% (Cost $109,327,555)(g)	109,327,555

	TOTAL SHORT-TERM INVESTMENTS (Cost $114,605,754)	114,605,754

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	TOTAL INVESTMENTS - 88.2% (Cost $417,514,993)	$441,301,148
	OTHER ASSETS IN EXCESS OF LIABILITIES - 11.8%	59,033,755
	NET ASSETS - 100.0%	$500,334,903

OPEN FUTURES CONTRACTS
Number of Contracts	Description	Counterparty	Long/Short	Expiration	Notional Amount(h)	Value and Unrealized Appreciation
180	CME E-Mini Standard & Poor’s 500 Index Future	Goldman Sachs	Long	12/22/2025	$60,648,750	$306,065
	TOTAL FUTURES CONTRACTS

ADR	- American Depositary Receipt
A.G.	- Aktiengesellschaft
CVR	- Contingent Value Right
ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
L.P.	- Limited Partnership
Ltd.	- Limited Company
MSCI	- Morgan Stanley Capital International
N.V.	- Naamioze Vennootschap
PJSC	- Public Joint-Stock Company
PLC	- Public Limited Company
S.A.	- Société Anonyme
S.E.	- Societas Europeae

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2025 was $9,777,404.
(c)	The fair value of this security has been determined in good faith pursuant to valuation policies established by the Board of Trustees.
(d)	Affiliated investment.
(e)	Zero coupon bond. Discount rate shown.
(f)	Security was purchased with cash received as collateral for securities on loan at September 30, 2025. Total collateral had a value of $5,278,199 at September 30, 2025. Additional non-cash collateral received from the borrower not disclosed in the Schedule of Investments had a fair value of $5,015,718.
(g)	Rate disclosed is the seven day effective yield as of September 30, 2025.
(h)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(i)	All or a portion of this security is pledged as collateral for total return swaps. As of September 30, 2025, the fair value of the pledged portion is 69,713,563.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

TOTAL RETURN SWAPS
Description/Received	Payment Frequency	Currency	Rate Paid*	Counterparty	Number Of Contracts	Maturity Date	Notional Amount	Upfront Payments/ Receipts	Unrealized Appreciation/ (Depreciation)
JP Morgan International Long/Short Index Basket**	Maturity	USD	1.25%	JP Morgan	580,900	8/24/2026	$67,705,696	$-	$1,833,088
JP Morgan International Long/Short Index Basket 2**	Maturity	USD	1.12%	JP Morgan	1,001,400	12/31/2025	101,521,445	-	6,443,995
JP Morgan International Long/Short Index Basket 3**	Maturity	USD	0.94%	JP Morgan	1,005,300	12/31/2025	103,885,111	-	7,880,825
JP Morgan International Long/Short Index Basket 4**	Maturity	USD	1.64%	JP Morgan	310,000	12/31/2025	31,339,953	-	361,329
JP Morgan U.S. Long/Short Index Basket**	Maturity	USD	1.15%	JP Morgan	353,000	8/24/2026	30,543,643	-	1,273,094
JP Morgan U.S. Long/Short Index Basket 2**	Maturity	USD	1.00%	JP Morgan	268,600	12/31/2015	26,218,544	-	(1,409,386)
JP Morgan U.S. Long/Short Index Basket 3**	Maturity	USD	0.30%	JP Morgan	318,000	12/31/2025	31,155,614	-	(3,117,045)
Morgan Stanley International Counterpoint Index	Maturity	USD	1.28%	Morgan Stanley	277,000	4/8/2026	27,527,325	-	175,445
Morgan Stanley U.S. Counterpoint Index	Maturity	USD	1.43%	Morgan Stanley	207,000	4/8/2026	20,257,691	-	698,989
SPDR S&P 500 ETF TRUST	Monthly	USD	OBFR + 0.40%	JP Morgan	347,048	6/2/2028	222,151,104	-	9,431,573
									23,571,907

Description/Paid	Payment Frequency	Currency	Rate Received*	Counterparty	Number Of Contracts	Maturity Date	Notional Amount	Upfront Payments/ Receipts	Unrealized Appreciation/ (Depreciation)
JP Morgan U.S. Short Index Basket**	Maturity	USD	OBFR - 0.51%	JP Morgan	595,486	8/24/2026	45,015,189	-	16,316
JP Morgan U.S. Short Index Basket 2**	Maturity	USD	OBFR - 0.36%	JP Morgan	921,326	8/24/2026	70,367,785	-	(586,370)
									$(570,054)

									$23,001,853

OBFR	- Overnight Bank Funding Rate

*	Rate shown is the all in weighted rate as of September 30, 2025.
**	The underlying holdings of this security can be found at https://counterpointfunds.com/tactical-equity-fund/

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL MUNICIPAL FUND

SCHEDULE OF INVESTMENTS

September 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 6.3%
	FIXED INCOME - 6.3%
358,150	VanEck High Yield Muni ETF(a)	$18,229,835
	TOTAL EXCHANGE-TRADED FUNDS (Cost $17,748,646)

	OPEN END FUNDS — 91.8%
	FIXED INCOME - 91.8%
291,416	AB High Income Municipal Portfolio, Advisor Class	2,978,274
100	American Century High-Yield Municipal Fund, Class I	869
100	American High-Income Municipal Bond Fund, Class F-3	1,522
100	Delaware National High-Yield Municipal Bond Fund, Institutional Class	988
100	Eaton Vance High Yield Municipal Income Fund, Class I	801
100	Franklin High Yield Tax-Free Income Fund, Advisor Class	886
862,343	Goldman Sachs High Yield Municipal Fund, Institutional Class	7,804,203
100	Invesco AMT-Free Municipal Fund, Class Y	670
12,790,218	Invesco High Yield Municipal Fund, Class Y	106,286,710
1,098,054	Invesco Rochester Municipal Opportunities Fund, Class Y	7,225,195
1,344,359	Nuveen High Yield Municipal Bond Fund, Class I	19,237,770
100	PGIM Muni High Income Fund, Class Z	932
10,288,372	PIMCO High Yield Municipal Bond Fund, Institutional Class	86,216,559
3,561,871	Russell Tax Exempt High Yield Bond Fund, Class S	34,407,675
100	T Rowe Price Tax-Free High Yield Fund, Inc., Class I	1,101
	TOTAL OPEN END FUNDS (Cost $258,809,939)	264,164,155

	SHORT-TERM INVESTMENTS — 0.7%
	COLLATERAL FOR SECURITIES LOANED - 0.5%
700,000	BlackRock Liquidity FedFund, Institutional Class, 4.15%(b),(c)	700,000
144,400	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.16%(b),(c)	144,400
700,000	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.14%(b),(c)	700,000
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,544,400)	1,544,400

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL MUNICIPAL FUND

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.7% (Continued)
	MONEY MARKET FUNDS - 0.2%
521,279	BlackRock Liquidity Funds MuniCash, Institutional Class, 2.49% (Cost $521,341)(c)	$521,591

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,065,741)	2,065,991

	TOTAL INVESTMENTS - 98.8% (Cost $278,624,326)	$284,459,981
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%	3,516,529
	NET ASSETS - 100.0%	$287,976,510

ETF	- Exchange-Traded Fund

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of September 30, 2025 was $1,511,730.
(b)	Security was purchased with cash received as collateral for securities on loan at September 30, 2025. Total collateral had a value of $1,544,400 at September 30, 2025.
(c)	Rate disclosed is the seven day effective yield as of September 30, 2025.

See accompanying notes to financial statements.

COUNTERPOINT FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2025

	Counterpoint Tactical Income Fund	Counterpoint Tactical Equity Fund		Counterpoint Tactical Municipal Fund
ASSETS
Investment securities:
Affiliated investments at cost	$2,333,219	$41,667,155		$-
Unaffiliated investments at cost	2,202,243,441	375,847,838		278,624,326
Total investments at cost	$2,204,576,660	$417,514,993		$278,624,326
Affiliated investments at fair value	$2,353,713	$51,357,329		$-
Unaffiliated investments at fair value*	2,246,463,096	389,943,819		284,459,981
Total investments at fair value	$2,248,816,809	$441,301,148		$284,459,981
Cash	20,000,000	2,500,000		4,000,000
Cash held for collateral at broker (a)	28,186,743	41,223,174		416,338
Premiums paid on open swap contracts	26,586,451	-		-
Dividends and interest receivable	4,729,144	307,364		921,208
Receivable for Fund shares sold	2,048,304	1,123,595		73,879
Unrealized appreciation on credit default swap	461,153	-		-
Unrealized appreciation on futures contracts	-	306,065		-
Receivable for securities sold	-	1,133,786		200,076
Unrealized appreciation on total return swaps	-	23,001,853		-
Prepaid expenses and other assets	97,902	77,080		27,102
TOTAL ASSETS	2,330,926,506	510,974,065		290,098,584

LIABILITIES
Securities lending collateral	260,259,376	5,278,199		1,544,400
Due to broker - swaps	-	618,791		-
Investment advisory fees payable	2,097,308	454,554		165,165
Payable for Fund shares redeemed	1,113,114	4,183,689		329,928
Payable for securities purchased	254,486	19,720		-
Payable to related parties	141,927	21,756		18,747
Distribution (12b-1) fees payable	89,701	9,181		6,195
Accrued expenses and other liabilities	201,095	53,272		57,639
TOTAL LIABILITIES	264,157,007	10,639,162		2,122,074
NET ASSETS	$2,066,769,499	$500,334,903		$287,976,510

NET ASSETS CONSIST OF:
Paid in capital	$2,042,945,166	$430,917,706		$286,832,142
Accumulated earnings	$23,824,333	$69,417,197		$1,144,368
NET ASSETS	$2,066,769,499	$500,334,903		$287,976,510

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$116,964,599	$27,563,576		$16,898,089
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	10,327,977	1,157,286		1,583,376
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$11.33	$23.82	(b)	$10.67
Maximum offering price per share (maximum sales charge of 4.50%, 5.75% and 4.50%, respectively)	$11.86	$25.27	(b)	$11.17

Class C Shares:
Net Assets	$80,236,987	$4,269,213		$3,383,609
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	7,137,841	192,741		322,138
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$11.24	$22.15	(b)	$10.50

Class I Shares:
Net Assets	$1,869,567,913	$468,502,114		$267,694,812
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	165,303,545	19,210,639		25,045,769
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$11.31	$24.39	(b)	$10.69

*	Includes Securities Loaned $256,448,111; $9,777,404; $1,511,730
(a)	Represents collateral for futures contracts and swaps.
(b)	The NAV and offering price shown above differs from the traded NAV on September 30, 2025 due to financial statement rounding and or financial statement adjustments.

See accompanying notes to financial statements.

COUNTERPOINT FUNDS

STATEMENTS OF OPERATIONS

For the Year Ended September 30, 2025

	Counterpoint Tactical Income Fund	Counterpoint Tactical Equity Fund	Counterpoint Tactical Municipal Fund
INVESTMENT INCOME
Dividends - Unaffiliated Investments (including foreign dividend tax withholding of $0, $57,850 and $0, respectively)	$107,000,354	$2,959,626	$10,257,582
Dividends - Affiliated Investments	199,714	144,906	-
Interest	15,928,096	4,429,552	959,354
Securities lending income	514,132	48,498	28,581
TOTAL INVESTMENT INCOME	123,642,296	7,582,582	11,245,517

EXPENSES
Investment advisory fees	24,186,841	4,483,734	2,100,042
Distribution (12b-1) fees:
Class A	265,837	63,171	35,299
Class C	787,090	29,687	34,822
Third party administrative servicing fees	1,221,655	225,219	162,003
Administrative services fees	806,241	182,913	148,502
Transfer agent fees	673,501	126,001	86,500
Accounting services fees	247,914	51,005	43,501
Custodian fees	239,001	90,141	44,594
Registration fees	190,000	118,000	78,000
Printing and postage expenses	155,001	27,502	14,002
Compliance officer fees	47,500	20,002	19,502
Insurance expense	26,502	10,500	8,000
Audit fees	23,498	31,998	22,998
Trustees’ fees and expenses	19,498	17,502	17,502
Legal fees	15,002	15,002	14,502
Other expenses	81,000	18,498	16,001
TOTAL EXPENSES	28,986,081	5,510,875	2,845,770

Fees recaptured by the Advisor	-	65,408	-
Fees waived for affiliated investments	(15,744)	(260,184)	-
TOTAL NET EXPENSES	28,970,337	5,316,099	2,845,770

NET INVESTMENT INCOME	94,671,959	2,266,483	8,399,747

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on unaffiliated investments	(1,004,587)	13,447,798	5,497,313
Net realized gain (loss) on affiliated investments	(55,483)	527,470	-
Net realized gain on foreign currency transactions	-	16	-
Net realized gain (loss) on futures contracts	(10,113)	14,352,980	(480,349)
Net realized gain (loss) on future options purchased	(1,090,826)	3,396,018	(1,820,875)
Net realized loss on future options written	-	-	(162,554)
Net realized gain (loss) on swap contracts	16,594,538	(7,106,801)	(51,320)
Net realized loss on swaptions purchased	(9,150,000)	-	(224,000)
Net realized gain on options purchased	-	320,039	-
Net realized gain on swaptions written	2,600,000	-	-
	7,883,529	24,937,520	2,758,215

Net change in unrealized appreciation (depreciation) on unaffiliated investments	(21,198,946)	6,615,984	(13,910,577)
Net change in unrealized appreciation (depreciation) on affiliated investments	(105,083)	6,189,075	-
Net change in unrealized depreciation on futures contracts	-	(724,955)	-
Net change in unrealized appreciation on future options purchased	-	60,300	-
Net change in unrealized appreciation on swap contracts	364,298	9,169,560	-
	(20,939,731)	21,309,964	(13,910,577)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(13,056,202)	46,247,484	(11,152,362)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$81,615,757	$48,513,967	$(2,752,615)

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
FROM OPERATIONS
Net investment income	$94,671,959	$84,814,966
Net realized gain on investments, futures contracts, future options purchased, swap contracts swaptions purchased and swaptions written	7,883,529	3,670,076
Net change in unrealized appreciation (depreciation) on investments and swap contracts	(20,939,731)	56,666,137
Net increase in net assets resulting from operations	81,615,757	145,151,179

DISTRIBUTIONS TO SHAREHOLDERS
Distributions paid:
Class A	(5,315,455)	(5,287,327)
Class C	(3,382,497)	(3,122,417)
Class I	(91,916,331)	(79,151,469)
Net decrease in net assets resulting from distributions to shareholders	(100,614,283)	(87,561,213)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	43,648,476	58,756,766
Class C	27,312,333	29,341,335
Class I	807,714,408	774,166,326
Net asset value of shares issued in reinvestment of distributions:
Class A	5,215,284	5,190,475
Class C	3,126,496	2,782,155
Class I	83,224,110	70,512,174
Payments for shares redeemed:
Class A	(25,613,503)	(47,491,420)
Class C	(22,804,108)	(16,634,669)
Class I	(604,188,817)	(370,852,150)
Net increase in net assets from shares of beneficial interest	317,634,679	505,770,992

TOTAL INCREASE IN NET ASSETS	298,636,153	563,360,958

NET ASSETS
Beginning of Year	1,768,133,346	1,204,772,388
End of Year	$2,066,769,499	$1,768,133,346

SHARE ACTIVITY
Class A:
Shares Sold	3,857,342	5,224,744
Shares Reinvested	462,370	461,259
Shares Redeemed	(2,269,017)	(4,204,791)
Net increase in shares of beneficial interest outstanding	2,050,695	1,481,212

Class C:
Shares Sold	2,426,061	2,621,104
Shares Reinvested	279,002	248,863
Shares Redeemed	(2,034,041)	(1,487,036)
Net increase in shares of beneficial interest outstanding	671,022	1,382,931

Class I:
Shares Sold	71,503,642	68,995,376
Shares Reinvested	7,385,788	6,273,032
Shares Redeemed	(53,680,410)	(33,023,515)
Net increase in shares of beneficial interest outstanding	25,209,020	42,244,893

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
FROM OPERATIONS
Net investment income	$2,266,483	$723,084
Net realized gain on investments, foreign currency transactions, securities sold short, futures contracts future options purchased, swap contracts and options purchased	24,937,520	5,586,507
Net change in unrealized appreciation on investments, futures contracts, future options purchased, securities sold short and swap contracts	21,309,964	25,076,930
Net increase in net assets resulting from operations	48,513,967	31,386,521

DISTRIBUTIONS TO SHAREHOLDERS
Distributions paid:
Class A	(486,902)	(147,292)
Class C	(48,368)	(15,957)
Class I	(5,724,006)	(1,473,689)
Net decrease in net assets resulting from distributions to shareholders	(6,259,276)	(1,636,938)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	21,966,536	8,170,328
Class C	2,586,626	657,825
Class I	382,206,543	119,466,356
Net asset value of shares issued in reinvestment of distributions:
Class A	471,227	146,389
Class C	46,064	14,776
Class I	5,260,829	1,203,587
Payments for shares redeemed:
Class A	(13,847,633)	(1,391,887)
Class C	(462,794)	(306,808)
Class I	(134,643,142)	(31,293,212)
Net increase in net assets from shares of beneficial interest	263,584,256	96,667,354

TOTAL INCREASE IN NET ASSETS	305,838,947	126,416,937

NET ASSETS
Beginning of Year	194,495,956	68,079,019
End of Year	$500,334,903	$194,495,956

SHARE ACTIVITY
Class A:
Shares Sold	983,558	429,026
Shares Reinvested	21,609	9,170
Shares Redeemed	(616,968)	(76,282)
Net increase in shares of beneficial interest outstanding	388,199	361,914

Class C:
Shares Sold	123,012	36,137
Shares Reinvested	2,258	981
Shares Redeemed	(22,080)	(18,083)
Net increase in shares of beneficial interest outstanding	103,190	19,035

Class I:
Shares Sold	16,618,225	6,056,155
Shares Reinvested	236,057	73,959
Shares Redeemed	(5,849,126)	(1,626,777)
Net increase in shares of beneficial interest outstanding	11,005,156	4,503,337

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
FROM OPERATIONS
Net investment income	$8,399,747	$8,072,360
Net realized gain (loss) on investments, futures contracts, future options purchased, future options written, swap contracts, swaptions purchased and swaptions written	2,758,215	(1,116,062)
Net change in unrealized appreciation (depreciation) on investments, future options purchased swaptions purchased and swaptions written	(13,910,577)	22,992,544
Net increase (decrease) in net assets resulting from operations	(2,752,615)	29,948,842

DISTRIBUTIONS TO SHAREHOLDERS
Distributions paid:
Class A	(356,403)	(266,404)
Class C	(66,326)	(43,256)
Class I	(7,903,134)	(7,708,470)
Net decrease in net assets resulting from distributions to shareholders	(8,325,863)	(8,018,130)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	8,739,229	10,574,316
Class C	1,619,197	1,695,188
Class I	105,374,742	143,994,093
Net asset value of shares issued in reinvestment of distributions:
Class A	343,586	253,107
Class C	61,565	39,198
Class I	6,963,694	6,731,566
Payments for shares redeemed:
Class A	(4,449,504)	(2,299,825)
Class C	(1,099,748)	(317,690)
Class I	(121,326,245)	(78,059,282)
Net increase (decrease) in net assets from shares of beneficial interest	(3,773,484)	82,610,671

TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,851,962)	104,541,383

NET ASSETS
Beginning of Year	302,828,472	198,287,089
End of Year	$287,976,510	$302,828,472

SHARE ACTIVITY
Class A:
Shares Sold	825,877	991,545
Shares Reinvested	32,289	23,599
Shares Redeemed	(419,861)	(216,782)
Net increase in shares of beneficial interest outstanding	438,305	798,362

Class C:
Shares Sold	152,279	160,790
Shares Reinvested	5,859	3,711
Shares Redeemed	(105,221)	(30,590)
Net increase in shares of beneficial interest outstanding	52,917	133,911

Class I:
Shares Sold	9,894,221	13,621,962
Shares Reinvested	653,026	629,271
Shares Redeemed	(11,466,812)	(7,365,412)
Net increase (decrease) in shares of beneficial interest outstanding	(919,565)	6,885,821

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024		For the Year Ended September 30, 2023		For the Year Ended September 30, 2022		For the Year Ended September 30, 2021
Net asset value, beginning of year	$11.44	$11.00		$11.02		$11.68		$11.04

Activity from investment operations:
Net investment income (1)	0.53	0.61		0.59		0.26		0.35
Net realized and unrealized gain (loss) (2)	(0.08)	0.45		(0.01)		(0.67)		0.65
Total from investment operations	0.45	1.06		0.58		(0.41)		1.00

Less distributions from:
Net investment income	(0.56)	(0.62)		(0.60)		(0.25)		(0.36)
Return of Capital	-	-		-		(0.00	)(3)	-
Total distributions	(0.56)	(0.62)		(0.60)		(0.25)		(0.36)

Net asset value, end of year	$11.33	$11.44		$11.00		$11.02		$11.68

Total return (4)	4.11%	9.91	%(8)	5.43	%(8)	(3.53)%		9.14%

Net assets, at end of year (000’s)	$116,965	$94,662		$74,726		$75,164		$71,948

Ratio of gross expenses to average net assets before waiver (5,6)	1.69%	1.69%		1.72%		1.71%		1.73%
Ratio of net expenses to average net assets after waiver (5)	1.69%	1.69%		1.72%		1.71%		1.73%
Ratio of net investment income before waiver to average net assets (5,7)	4.67%	5.45%		5.38%		2.32%		3.03%
Ratio of net investment income after waiver to average net assets (5,7)	4.67%	5.45%		5.38%		2.32%		3.03%
Portfolio Turnover Rate	94%	61%		1%		493%		36%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.
(3)	Amount is less than $0.01.
(4)	Total return assumes reinvestment of all dividends and distributions, if any.
(5)	Does not include the expenses of other investment companies in which the Fund invests.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.
(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class C
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022		For the Year Ended September 30, 2021
Net asset value, beginning of year	$11.36	$10.92	$10.95	$11.63		$11.00

Activity from investment operations:
Net investment income (1)	0.44	0.53	0.50	0.18		0.26
Net realized and unrealized gain (loss) (2)	(0.08)	0.45	(0.01)	(0.67)		0.65
Total from investment operations	0.36	0.98	0.49	(0.49)		0.91

Less distributions from:
Net investment income	(0.48)	(0.54)	(0.52)	(0.19)		(0.28)
Return of capital	-	-	-	(0.00	)(3)	-
Total distributions	(0.48)	(0.54)	(0.52)	(0.19)		(0.28)

Net asset value, end of year	$11.24	$11.36	$10.92	$10.95		$11.63

Total return (4)	3.28%	9.19%	4.56%	(4.26)%		8.30%

Net assets, at end of year (000’s)	$80,237	$73,442	$55,541	$53,229		$50,772

Ratio of gross expenses to average net assets before waiver (5,6)	2.44%	2.44%	2.47%	2.46%		2.48%
Ratio of net expenses to average net assets after waiver (5)	2.44%	2.44%	2.47%	2.46%		2.48%
Ratio of net investment income before waiver to average net assets (5,7)	3.96%	4.69%	4.64%	1.56%		2.27%
Ratio of net investment income after waiver to average net assets (5,7)	3.96%	4.69%	4.64%	1.56%		2.27%
Portfolio Turnover Rate	94%	61%	1%	493%		36%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.
(3)	Amount is less than $0.01.
(4)	Total return assumes reinvestment of all dividends and distributions, if any.
(5)	Does not include the expenses of other investment companies in which the Fund invests.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.
(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL INCOME FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022		For the Year Ended September 30, 2021
Net asset value, beginning of year	$11.42	$10.98	$11.01	$11.67		$11.04

Activity from investment operations:
Net investment income (1)	0.56	0.64	0.62	0.28		0.37
Net realized and unrealized gain (loss) (2)	(0.08)	0.45	(0.02)	(0.66)		0.65
Total from investment operations	0.48	1.09	0.60	(0.38)		1.02

Less distributions from:
Net investment income	(0.59)	(0.65)	(0.63)	(0.28)		(0.39)
Return of capital	-	-	-	(0.00	)(3)	-
Total distributions	(0.59)	(0.65)	(0.63)	(0.28)		(0.39)

Net asset value, end of year	$11.31	$11.42	$10.98	$11.01		$11.67

Total return (4)	4.37%	10.20%	5.61%	(3.31)%		9.32%

Net assets, at end of year (000s)	$1,869,568	$1,600,030	$1,074,505	$883,270		$769,603

Ratio of gross expenses to average net assets before waiver (5,6)	1.44%	1.44%	1.47%	1.46%		1.48%
Ratio of net expenses to average net assets after waiver (5)	1.44%	1.44%	1.47%	1.46%		1.48%
Ratio of net investment income before waiver to average net assets (5,7)	4.94%	5.69%	5.66%	2.51%		3.23%
Ratio of net investment income after waiver to average net assets (5,7)	4.94%	5.69%	5.66%	2.51%		3.23%
Portfolio Turnover Rate	94%	61%	1%	493%		36%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.
(3)	Amount is less than $0.01.
(4)	Total return assumes reinvestment of all dividends and distributions, if any.
(5)	Does not include the expenses of other investment companies in which the Fund invests.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the advisor.
(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A
	For the Year Ended September 30, 2025		For the Year Ended September 30, 2024		For the Year Ended September 30, 2023		For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
Net asset value, beginning of year	$21.07		$16.02		$15.76		$11.08	$10.30

Activity from investment operations:
Net investment income (loss) (1)	0.07	(12)	0.07		0.11		(0.09)	(0.09)
Net realized and unrealized gain (2)	3.16		5.34		0.63		4.77	0.87
Total from investment operations	3.23		5.41		0.74		4.68	0.78

Less distributions from:
Net investment income	(0.02)		(0.36)		-		-	-
Return of capital	-		-		(0.11)		-	-
Net realized gains	(0.46)		-		(0.37)		-	-
Total distributions	(0.48)		(0.36)		(0.48)		-	-

Net asset value, end of year	$23.82		$21.07		$16.02		$15.76	$11.08

Total return (3)	15.52	%(8)	34.50	%(8)	4.80	%(8)	42.24%	7.57%

Net assets, at end of year (000s)	$27,564		$16,205		$6,521		$5,203	$839

Ratio of gross expenses to average net assets before waiver/recapture (4,5,6)	1.69%	(9)	1.82	%(9)	2.03%		2.10%	3.74%
Ratio of net expenses to average net assets after waiver/recapture (4,5)	1.71%	(9)	1.93	%(9)	2.00%		2.00%	2.04%
Ratio of net investment income (loss) before waiver/recapture to average net assets (4,7)	0.42%		0.56%		0.69%		(0.69)%	(2.66)%
Ratio of net investment income (loss) after waiver/recapture to average net assets (4,7)	0.40%		0.45%		0.72%		(0.59)%	(0.96)%
Portfolio Turnover Rate	236%		230%		391%		350%	230%

(1)					Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)					Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.
(3)					Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.
(4)					Does not include the expenses of other investment companies in which the Fund invests.
(5)					Excluding interest expense and dividends on securities sold short, the following ratios would have been:
Gross expenses to average net assets (6)	N/A		N/A		N/A		N/A	3.70%
Net expenses to average net assets	N/A		N/A		N/A		N/A	2.00%
(6)					Represents the ratio of expenses to average net assets absent fee waivers or expense reimbursements by the advisor.
(7)					Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(8)					Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(9)					Ratios shown in the table above include fees waived by the advisor for investments in affiliated investments. Excluding fees waived by the advisor for investments in affiliated investments, the following ratios would have been:
Gross expenses to average net assets	1.76%		1.89%		N/A		N/A	N/A
Net expenses to average net assets	1.78%		2.00%		N/A		N/A	N/A

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class C
	For the Year Ended September 30, 2025		For the Year Ended September 30, 2024		For the Year Ended September 30, 2023		For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
Net asset value, beginning of year	$19.77		$15.04		$14.93		$10.58	$9.91

Activity from investment operations:
Net investment loss (1)	(0.09)		(0.06	)(10)	(0.01)		(0.22)	(0.16)
Net realized and unrealized gain (2)	2.94		5.03		0.60		4.57	0.83
Total from investment operations	2.85		4.97		0.59		4.35	0.67

Less distributions from:
Net investment income	(0.01)		(0.24)		-		-	-
Return of capital	-		-		(0.11)		-	-
Net realized gains	(0.46)		-		(0.37)		-	-
Total distributions	(0.47)		(0.24)		(0.48)		-	-

Net asset value, end of year	$22.15		$19.77		$15.04		$14.93	$10.58

Total return (3)	14.62	%(8)	33.55	%(8)	4.04	%(8)	41.12%	6.76%

Net assets, at end of year (000s)	$4,269		$1,770		$1,060		$1,024	$516

Ratio of gross expenses to average net assets before waiver/recapture (4,5,6)	2.44	%(9)	2.57	%(9)	2.78%		2.85%	4.49%
Ratio of net expenses to average net assets after waiver/recapture (4,5)	2.46	%(9)	2.68	%(9)	2.75%		2.75%	2.79%
Ratio of net investment loss before waiver/recapture to average net assets (4,7)	(0.34)%		(0.16)%		(0.10)%		(1.61)%	(3.43)%
Ratio of net investment loss after waiver/recapture to average net assets (4,7)	(0.36)%		(0.27)%		(0.07)%		(1.51)%	(1.73)%
Portfolio Turnover Rate	236%		230%		391%		350%	230%

(1)					Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)					Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.
(3)					Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.
(4)					Does not include the expenses of other investment companies in which the Fund invests.
(5)					Excluding interest expense and dividends on securities sold short, the following ratios would have been:
Gross expenses to average net assets (6)	N/A		N/A		N/A		N/A	4.45%
Net expenses to average net assets	N/A		N/A		N/A		N/A	2.75%
(6)					Represents the ratio of expenses to average net assets absent fee waivers or expense reimbursements by the advisor.
(7)					Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(8)					Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(9)					Ratios shown in the table above include fees waived by the advisor for investments in affiliated investments. Excluding fees waived by the advisor for investments in affiliated investments, the following ratios would have been:
Gross expenses to average net assets	2.51%		2.64%		N/A		N/A	N/A
Net expenses to average net assets	2.53%		2.75%		N/A		N/A	N/A
(10)					The amount of net investment loss on investment per share for the period ended does not align with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I
	For the Year Ended September 30, 2025		For the Year Ended September 30, 2024		For the Year Ended September 30, 2023		For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
Net asset value, beginning of year	$21.51		$16.34		$16.03		$11.24	$10.43

Activity from investment operations:
Net investment income (loss) (1)	0.14		0.12		0.14		(0.06)	(0.06)
Net realized and unrealized gain (2)	3.22		5.45		0.65		4.85	0.87
Total from investment operations	3.36		5.57		0.79		4.79	0.81

Less distributions from:
Net investment income	(0.02)		(0.40)		-		-	-
Return of capital	-		-		(0.11)		-	-
Net realized gains	(0.46)		-		(0.37)		-	-
Total distributions	(0.48)		(0.40)		(0.48)		-	-

Net asset value, end of year	$24.39		$21.51		$16.34		$16.03	$11.24

Total return (3)	15.82	%(8)	34.88	%(8)	5.03	%(8)	42.62%	7.77%

Net assets, at end of year (000s)	$468,502		$176,520		$60,498		$70,029	$10,911

Ratio of gross expenses to average net assets before waiver/recapture (4,5,6)	1.44	%(9)	1.57	%(9)	1.78%		1.85%	3.49%
Ratio of net expenses to average net assets after waiver/recapture (4,5)	1.46	%(9)	1.68	%(9)	1.75%		1.75%	1.79%
Ratio of net investment income (loss) before waiver/recapture to average net assets (4,7)	0.67%		0.80%		0.88%		(0.50)%	(2.34)%
Ratio of net investment income (loss) after waiver/recapture to average net assets (4,7)	0.65%		0.69%		0.91%		(0.40)%	(0.64)%
Portfolio Turnover Rate	236%		230%		391%		350%	230%

(1)					Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)					Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.
(3)					Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.
(4)					Does not include the expenses of other investment companies in which the Fund invests.
(5)					Excluding interest expense and dividends on securities sold short, the following ratios would have been:
Gross expenses to average net assets (6)	N/A		N/A		N/A		N/A	3.45%
Net expenses to average net assets	N/A		N/A		N/A		N/A	1.75%
(6)					Represents the ratio of expenses to average net assets absent fee waivers or expense reimbursements by the advisor.
(7)					Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(8)					Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(9)					Ratios shown in the table above include fees waived by the advisor for investments in affiliated investments. Excluding fees waived by the advisor for investments in affiliated investments, the following ratios would have been:
Gross expenses to average net assets	1.51%		1.64%		N/A		N/A	N/A
Net expenses to average net assets	1.53%		1.75%		N/A		N/A	N/A

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class A
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024		For the Year Ended September 30, 2023		For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
Net asset value, beginning of year	$11.04	$10.12		$10.49		$10.98	$10.65

Activity from investment operations:
Net investment income (loss) (1)	0.26	0.31		0.31		(0.03)	0.23
Net realized and unrealized gain (loss) (2)	(0.36)	0.91		(0.39)		(0.18)	0.42
Total from investment operations	(0.10)	1.22		(0.08)		(0.21)	0.65

Less distributions from:
Net investment income	(0.27)	(0.30)		(0.28)		(0.01)	(0.23)
Return of capital	-	-		(0.01)		(0.00) (3)	-
Net realized gains	-	-		-		(0.27)	(0.09)
Total distributions	(0.27)	(0.30)		(0.29)		(0.28)	(0.32)

Net asset value, end of year	$10.67	$11.04		$10.12		$10.49	$10.98

Total return (4)	(0.87)%	12.24	%(8)	(0.75)	%(8)	(1.93)%	6.13%

Net assets, at end of year (000s)	$16,898	$12,646		$3,509		$4,483	$1,872

Ratio of gross expenses to average net assets before waiver/recapture (5,6)	1.18%	1.19%		1.22%		1.23%	1.40%
Ratio of net expenses to average net assets after waiver/recapture (5)	1.18%	1.22%		1.25%		1.25%	1.25%
Ratio of net investment income (loss) before waiver/recapture to average net assets (5,7)	2.50%	2.96%		2.96%		(0.30)%	1.94%
Ratio of net investment income (loss) after waiver/recapture to average net assets (5,7)	2.50%	2.93%		2.93%		(0.32)%	2.09%
Portfolio Turnover Rate	360%	13%		289%		563%	12%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.
(3)	Amount is less than $0.01.
(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.
(5)	Does not include the expenses of other investment companies in which the Fund invests.
(6)	Represents the ratio of expenses to average net assets absent fee waivers or expense reimbursements by the advisor.
(7)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class C
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024		For the Year Ended September 30, 2023		For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
Net asset value, beginning of year	$10.88	$9.98		$10.35		$10.91	$10.59

Activity from investment operations:
Net investment income (loss) (1)	0.18	0.23		0.22		(0.12)	0.15
Net realized and unrealized gain (loss) (2)	(0.36)	0.90		(0.37)		(0.17)	0.41
Total from investment operations	(0.18)	1.13		(0.15)		(0.29)	0.56

Less distributions from:
Net investment income	(0.20)	(0.23)		(0.21)		-	(0.15)
Return of capital	-	-		(0.01)		-	-
Net realized gains	-	-		-		(0.27)	(0.09)
Total distributions	(0.20)	(0.23)		(0.22)		(0.27)	(0.24)

Net asset value, end of year	$10.50	$10.88		$9.98		$10.35	$10.91

Total return (3)	(1.66)%	11.40	%(7)	(1.47	)%(7)	(2.70)%	5.31%

Net assets, at end of year (000s)	$3,384	$2,930		$1,351		$2,419	$923

Ratio of gross expenses to average net assets before waiver/recapture (4,5)	1.93%	1.94%		1.97%		1.98%	2.15%
Ratio of net expenses to average net assets after waiver/recapture (4)	1.93%	1.97%		2.00%		2.00%	2.00%
Ratio of net investment income (loss) before waiver/recapture to average net assets (4,6)	1.79%	2.17%		2.14%		(1.08)%	1.20%
Ratio of net investment income (loss) after waiver/recapture to average net assets (4,6)	1.79%	2.14%		2.11%		(1.10)%	1.35%
Portfolio Turnover Rate	360%	13%		289%		563%	12%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.
(3)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.
(4)	Does not include the expenses of other investment companies in which the Fund invests.
(5)	Represents the ratio of expenses to average net assets absent fee waivers or expense reimbursements by the advisor.
(6)	Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

COUNTERPOINT TACTICAL MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I
	For the Year Ended	For the Year Ended		For the Year Ended	For the Year Ended		For the Year Ended
	September 30, 2025	September 30, 2024		September 30, 2023	September 30, 2022		September 30, 2021
Net asset value, beginning of year	$11.06	$10.14		$10.50	$10.98		$10.65

Activity from investment operations:
Net investment income (loss) (1)	0.30	0.34		0.33	(0.01)		0.26
Net realized and unrealized gain (loss) (2)	(0.37)	0.91		(0.37)	(0.18)		0.41
Total from investment operations	(0.07)	1.25		(0.04)	(0.19)		0.67

Less distributions from:
Net investment income	(0.30)	(0.33)		(0.31)	(0.02)		(0.25)
Return of capital	-	-		(0.01)	(0.00	)(3)	-
Net realized gains	-	-		-	(0.27)		(0.09)
Total distributions	(0.30)	(0.33)		(0.32)	(0.29)		(0.34)

Net asset value, end of year	$10.69	$11.06		$10.14	$10.50		$10.98

Total return (4)	(0.62)%	12.49	%(8)	(0.40)%	(1.78)%		6.39%

Net assets, at end of year (000s)	$267,695	$287,252		$193,428	$164,336		$86,253

Ratio of gross expenses to average net assets before waiver/recapture (5,6)	0.93%	0.94%		0.97%	0.98%		1.15%
Ratio of net expenses to average net assets after waiver/recapture (5)	0.93%	0.97%		1.00%	1.00%		1.00%
Ratio of net investment income (loss) before waiver/recapture to average net assets (5,7)	2.83%	3.19%		3.23%	(0.10)%		2.18%
Ratio of net investment income (loss) after waiver/recapture to average net assets (5,7)	2.83%	3.16%		3.20%	(0.12)%		2.33%
Portfolio Turnover Rate	360%	13%		289%	563%		12%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.
(3)	Amount is less than $0.01.
(4)	Total return assumes reinvestment of all dividends and distributions, if any. Had the advisor not waived a portion of its fees, total returns would have been lower.
(5)	Does not include the expenses of other investment companies in which the Fund invests.
(6)	Represents the ratio of expenses to average net assets absent fee waivers or expense reimbursements by the advisor.
(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2025

1.	ORGANIZATION

Counterpoint Tactical Income Fund, Counterpoint Tactical Equity Fund and Counterpoint Tactical Municipal Fund (each a “Fund” and collectively, the “Funds”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objectives of the Funds are as follows:

Counterpoint Tactical Income Fund – seeks income and capital preservation.

Counterpoint Tactical Equity Fund – seeks capital appreciation and preservation.

Counterpoint Tactical Municipal Fund – seeks tax-free income and capital preservation.

Counterpoint Tactical Income Fund and Counterpoint Tactical Municipal Fund are “fund of funds” in that each Fund will generally invest in other investment companies. Each Fund offers three classes of shares: Class A, Class C and Class I shares. Counterpoint Tactical Income Fund commenced operations on December 4, 2014. Counterpoint Tactical Equity Fund commenced operations on November 30, 2015. Counterpoint Tactical Municipal Fund commenced operations on June 11, 2018. Class A shares of the Counterpoint Tactical Income Fund and Class A shares of the Counterpoint Tactical Municipal Fund are offered at net asset value plus a maximum sales charge of 4.50%. Class A shares of the Counterpoint Tactical Equity Fund are offered at net asset value plus a maximum sales charge of 5.75%. Class C and Class I shares of each Fund are offered at net asset value. Each class of each Fund represents an interest in the same assets of that Fund and classes are identical except for differences in their distribution and sales charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods that include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller‐sized bond positions known as “odd lots” and larger institutional‐sized bond positions known as “round lots”. A Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at net asset value.

Valuation of Underlying Funds – Each Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Each Fund may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These investments will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the advisor as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Operating Segments – The Funds have adopted FASB ASU 2023 -07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is comprised of the portfolio managers and Chief Financial Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2025 for the Funds’ investments measured at fair value:

Counterpoint Tactical Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$696,231,105	$-	$-	$696,231,105
Open End Funds	995,896,463	-	-	995,896,463
U.S. Government & Agencies	-	258,859,276	-	258,859,276
Collateral For Securities Loaned	260,259,376	-	-	260,259,376
Money Market Funds	37,570,589	-	-	37,570,589
Credit Default Swap	-	461,153	-	461,153
Total	$1,989,957,533	$259,320,429	$-	$2,249,277,962

Counterpoint Tactical Equity Fund

Assets*	Level 1	Level 2	Level 3	Total
Common Stocks	140,242,745	-	486	140,243,231
Exchange Traded Funds	107,806,760	-	-	107,806,760
U.S. Government & Agencies	-	78,645,403	-	78,645,403
Collateral For Securities Loaned	5,278,199	-	-	5,278,199
Money Market Fund	109,327,555	-	-	109,327,555
Futures Contracts	306,065	-	-	306,065
Total Return Swaps	-	23,001,853	-	23,001,853
Total	$362,961,324	$101,647,256	$486	$464,609,066

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

Counterpoint Tactical Municipal Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$18,229,835	$-	$-	$18,229,835
Open End Funds	264,164,155	-	-	264,164,155
Collateral For Securities Loaned	1,544,400	-	-	1,544,400
Money Market Fund	521,591	-	-	521,591
Total	$284,459,981	$-	$-	$284,459,981

*	Please refer to the Schedule of Investments for industry classifications.

The following is a reconciliation for the Counterpoint Tactical Equity Fund for which Level 3 inputs were used in determining value:

	Beginning balance September 30, 2024	Conversion	Net Purchases	Net Sales	Net transfers in/(out) of Level 3	Total Realized Gain/(Loss)	Change in unrealized appreciation	Ending balance September 30, 2025
Mechel PJSC	$0	$-	$-	$-	$-	$-	$-	$0
ABIOMED, Inc. - CVR	486	-	-	-	-	-	-	486
	$486	$-	$-	$-	$-	$-	$-	$486

Quantitative disclosures of unobservable inputs and assumptions used by the Counterpoint Tactical Equity Fund are below:

Common Stock	Fair Value	Valutation Techniques	Unobservable Input	Input
Mechel PJSC	$-	Market Approach	Discount for lack of marketability (DLOM)	100%

ABIOMED, Inc. - CVR	$486	Market Approach	Potential future cash payments	$1.02 per share

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. Each Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Foreign Currency Translations – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Futures Contracts – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. A Fund may each purchase or sell futures contracts to hedge against market risk and to reduce return volatility. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

Option Transactions – The Funds are subject to equity price risk and commodity price risk in the normal course of pursuing their investment objectives and each Fund may purchase or sell options to help hedge against risk. When a Fund writes a call option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

Each Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to each Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. Each Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, a Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

Credit Default Swaptions – Credit default swaptions may be written or purchased to hedge exposure to the credit risk of an investment without making a commitment to the underlying instrument. A credit default swaption is an option to sell or buy credit protection on a specific reference by entering into a pre-defined swap agreement by some specified date in the future.

Credit Default Swaps – Certain Funds may enter into credit default swaps (“CDS”). CDS are two-party contracts that transfer credit exposure between the parties. One party (the “buyer”) receives credit protection and the other party (the “seller”) takes on credit risk. The buyer typically makes predetermined period payments to the seller in exchange for the seller’s commitment to purchase the underlying reference obligation if a defined credit event occurs, such as default, bankruptcy or failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. If the defined credit event occurs, the seller must pay the agreed-upon value of a reference obligation to the counterparty or perform pursuant to the agreement. The buyer must then surrender the reference obligation to the seller. As a seller of credit protection in a CDS, a Fund would be liable for the notional amount of the swap.

Swap Agreements – The Funds may hold equities subject to equity price risk. Each Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

agreement is recorded as a realized gain or loss on the Statements of Operations. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. The fair value of these financial instruments are located under unrealized appreciation (depreciation) on total return swaps on the Statements of Assets and Liabilities. The realized gain (loss) on swap contracts and change in unrealized appreciation (depreciation) on swap contracts are located on the Statements of Operations.

Securities Lending Risk – A Fund may lend portfolio securities to institutions, such as banks and certain broker-dealers. The Funds may experience a loss or delay in the recovery of its securities if the borrowing institution breaches its agreement with a Fund.

Market Risk – Overall market risks may also affect the value of the Funds. The market values of securities or other investments owned by the Funds will go up or down, sometimes rapidly or unpredictably. Factors such as economic growth and market conditions, interest rate levels, exchange rates and political events affect the securities markets. Changes in market conditions and interest rates generally do not have the same impact on all types of securities and instruments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; tariffs and trade wars, climate change and climate-related events; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to the Funds’ net asset value, and may impair market liquidity, thereby increasing liquidity risk. Such events can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected.

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Federal Income Taxes – It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended September 30, 2022 through September 30, 2024 or expected to be taken in the Funds’ September 30, 2025 tax returns.

Each Fund identifies its major tax jurisdictions as U.S. federal, Ohio, and foreign jurisdictions where the Fund makes significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Counterpoint Mutual Funds, LLC (the “Advisor”) serves as investment advisor to the Funds. Subject to the oversight of the Board, the Advisor is responsible for the management of the Funds’ investment portfolios. Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Advisor directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Counterpoint Tactical Income Fund and Counterpoint Tactical Equity Fund pay the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 1.25% of each Fund’s average daily net assets. As compensation for its services and the related expenses borne by the Advisor, the Counterpoint Tactical Municipal Fund pays the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 0.70% of the Fund’s average daily net assets.

For the year ended September 30, 2025, the Advisor earned advisory fees as follows:

Advisory Fee
Counterpoint Tactical Income Fund	$24,186,841
Counterpoint Tactical Equity Fund	$4,483,734
Counterpoint Tactical Municipal Fund	$2,100,042

Pursuant to a series of written contracts (the “Waiver Agreements”), the Advisor has contractually agreed to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses, until at least February 1, 2026, to ensure that Total Annual Fund Operating Expenses After Fee Waiver (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor))) do not exceed 2.00%, 2.75% and 1.75% of the daily average net assets attributable to Class A, Class C and Class I shares, respectively, of the Counterpoint Tactical Income Fund and Counterpoint Tactical Equity Fund and 1.25%, 2.00% and 1.00% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively, of the Counterpoint Tactical Municipal Fund. Fee waivers and expense reimbursements are subject to possible recoupment from the Funds in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the expense limits then in place and in place at the time of waiver. The Board may terminate this expense reimbursement arrangement at any time upon 60 days’ written notice to the Advisor.

During the year ended September 30, 2025, the Advisor waived/recaptured advisory fees pursuant to the Waiver Agreements as follows:

	Advisory Fee Waiver	Advisory Fee Recapture
Counterpoint Tactical Income Fund	$-	$-
Counterpoint Tactical Equity Fund	$-	$65,408
Counterpoint Tactical Municipal Fund	$-	$-

During the year ended September 30, 2025, the Counterpoint Tactical Income Fund invested a portion of its assets in the Counterpoint High Yield Trend ETF and the Counterpoint Tactical Equity Fund invested a portion of its assets in the Counterpoint Quantitative Equity ETF which are also managed by the Advisor. The Advisor waived $15,744 of its advisory fee based on the Counterpoint Tactical Income Fund’s investment in the Counterpoint High Yield Trend ETF and $260,184 of its advisory fee based on

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

the Counterpoint Tactical Equity Fund’s investment in the Counterpoint Quantitative Equity ETF both of which are not subject to recapture.

As of September 30, 2025, there are no previously waived fees available for recapture.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of each Fund, the Trust’s Master Distribution and Shareholder Servicing Plan for Class A and Class C shares (the “Plans”), as amended, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plans, the Funds may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% of the average daily net assets for Class C shares for such distribution and shareholder service activities. For the year ended September 30, 2025, the Funds incurred distributions fees as follows:

	Class A	Class C
Counterpoint Tactical Income Fund	$265,837	$787,090
Counterpoint Tactical Equity Fund	$63,171	$29,687
Counterpoint Tactical Municipal Fund	$35,299	$34,822

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. During the year ended September 30, 2025, the Distributor received underwriting commissions for sales of Class A shares as follows:

	Underwriter Commissions	Amount Retained by Principal Underwriter
Counterpoint Tactical Income Fund	$68,776	$9,026
Counterpoint Tactical Equity Fund	$134,243	$20,364
Counterpoint Tactical Municipal Fund	$1,972	$267

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

4.	INVESTMENT TRANSACTIONS

For the year ended September 30, 2025, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments were as follows:

	Purchases	Sales
Counterpoint Tactical Income Fund	$1,738,600,945	$1,591,051,569
Counterpoint Tactical Equity Fund	$591,857,173	$481,366,228
Counterpoint Tactical Municipal Fund	$564,285,471	$571,653,676

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

5.	DERIVATIVE TRANSACTIONS

The following is a summary of the effect of derivative instruments on the Statements of Assets and Liabilities as of September 30, 2025.

Counterpoint Tactical Income Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Fixed Income Contracts/Credit risk	Unrealized appreciation on credit default swap	$461,153

Fixed Income Contracts/Credit risk	Premiums paid on open swap contracts	26,586,451

Counterpoint Tactical Equity Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity Contract/Equity Price Risk	Unrealized appreciation on total return swaps	$23,001,853

Equity Contract/Equity Price Risk	Unrealized appreciation on futures contracts	306,065

The following is a summary of the effect of derivative instruments on the Statements of Operations for the year ended September 30, 2025.

Counterpoint Tactical Income Fund
Contract type/ Primary Risk Exposure	Realized Gain On Swap Contracts	Change in Unrealized Appreciation On Swap Contracts
Fixed Income Contracts/Credit Risk	$16,594,538	$364,298

Contract type/ Primary Risk Exposure	Realized Loss On Futures Contracts	Change in Unrealized Appreciation On Futures Contracts
Fixed Income Contracts/Credit Risk	$(10,113)	$-

Contract type/ Primary Risk Exposure	Realized Loss On Future Options Purchased	Change In Unrealized Appreciation On Future Options Purchased
Interest rate contracts/Interest Rate Risk	$(1,920,466)	$-
Equity Contracts/Equity Price Risk	829,640	-
	$(1,090,826)	$-

Contract type/ Primary Risk Exposure	Realized Loss On Swaptions Purchased	Change In Unrealized Appreciation On Swaptions Purchased
Fixed Income Contracts/Credit Risk	$(9,150,000)	$-

Contract type/ Primary Risk Exposure	Realized Gain On Swaptions Written	Change In Unrealized Appreciation On Swaptions Written
Fixed Income Contracts/Credit Risk	$2,600,000	$-

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

Counterpoint Tactical Equity Fund
Contract type/ Primary Risk Exposure	Realized Gain On Futures Contracts	Change in Unrealized Depreciation On Futures Contracts
Equity Contracts/Equity Price Risk	$14,352,980	$(724,955)

Contract type/ Primary Risk Exposure	Realized Gain On Future Options Purchased	Change In Unrealized Appreciation On Future Options Purchased
Equity Contracts/Equity Price Risk	$3,396,018	$60,300

Contract type/ Primary Risk Exposure	Realized Gain On Option Purchased	Change In Unrealized Appreciation On Option Purchased
Equity Contracts/Equity Price Risk	$320,039	$-

Contract type/ Primary Risk Exposure	Realized Loss On Swap Contracts	Change in Unrealized Appreciation On Swap Contracts
Equity Contracts/Equity Price Risk	$(7,106,801)	$9,169,560

Counterpoint Tactical Municipal Fund
Contract type/ Primary Risk Exposure	Realized Loss On Futures Contracts	Change In Unrealized Appreciation On Futures Contracts
Interest Rate Contracts/Interest Rate Risk	$(480,349)	$-

Contract type/ Primary Risk Exposure	Realized Loss On Future Options Purchased	Change In Unrealized Appreciation On Future Options Purchased
Interest Rate Contracts/Interest Rate Risk	$(2,011,228)	$-
Equity Contracts/Equity Price Risk	$190,353	$-
	$(1,820,875)	$-

Contract type/ Primary Risk Exposure	Realized Loss On Future Options Written	Change In Unrealized Appreciation On Future Options Written
Interest Rate Contracts/Interest Rate Risk	$(162,554)	$-

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

Counterpoint Tactical Municipal Fund
Contract type/ Primary Risk Exposure	Realized Loss On Swaptions Purchased	Change In Unrealized Appreciation On Swaptions Purchased
Fixed Income Contracts/Credit Risk	$(224,000)	$-

Contract type/ Primary Risk Exposure	Realized Loss On Swap Contracts	Change In Unrealized Appreciation On Swap Contracts
Fixed Income Contracts/Credit Risk	$(51,320)	$-

The notional value of the derivative instruments outstanding as of September 30, 2025 as disclosed in the Schedule of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Funds.

During the year ended September 30 2025, the Funds were not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at September 30, 2025 for the Funds.

Counterpoint Tactical Income Fund

Description	Counterparty	Gross Amounts of Recognized Assets		Gross Amounts of Recognized Liabilities		Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments Pledged	Cash Collateral Pledged	Net Amount of Assets & Liabilities
Unrealized appreciation on credit default swap	Wells Fargo	$461,153	(1)	$-		$461,153	$-	$-	$461,153
		$461,153		$-		$461,153	$-	$-	$461,153

Counterpoint Tactical Equity Fund

Description	Counterparty	Gross Amounts of Recognized Assets		Gross Amounts of Recognized Liabilities		Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments Pledged	Cash Collateral Pledged	Net Amount of Assets & Liabilities
Unrealized appreciation (depreciation) on total return swaps	JP Morgan	$27,240,220	(1)	$(5,112,801	)(1)	$22,127,419	$-	$-	$22,127,419
Unrealized appreciation (depreciation) on total return swaps	Morgan Stanley	874,434	(1)	-		874,434	-	-	874,434
Unrealized appreciation on futures contracts	Goldman Sachs	306,065	(1)	-		306,065	-	-	306,065
		$28,420,719		$(5,112,801)		$23,307,918	$-	$-	$23,307,918

(1)	Value as presented in the Schedule of Investments.

As of September 30, 2025, the Funds held cash collateral at the broker for swaps, swaptions, futures, and future options. These amounts are listed in the Statements of Assets and Liabilities under “cash held for collateral at broker” as follows:

Cash Held For Collateral At Broker
Counterpoint Tactical Income Fund	$28,186,743
Counterpoint Tactical Equity Fund	41,223,174
Counterpoint Tactical Municipal Fund	416,338

As of September 30, 2025, the Counterpoint Tactical Income Fund and Counterpoint Tactical Equity Fund held securities as collateral for total return swaps in the amount of $6,948,507 and $69,713,563, respectively. These are shown in the Schedule of Investments.

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at September 30, 2025, were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation Depreciation
Counterpoint Tactical Income Fund	$2,237,331,863	$44,517,599	$(5,985,049)	$38,532,550
Counterpoint Tactical Equity Fund	418,155,479	828,048,816	(781,901,294)	46,147,522
Counterpoint Tactical Municipal Fund	278,624,326	7,012,732	(1,177,077)	5,835,655

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the fiscal years ended September 30, 2025 and September 30, 2024 was as follows:

For the year ended September 30, 2025:

	Ordinary Income	Long-Term Capital Gains	Exempt Income	Return of Capital	Total
Counterpoint Tactical Income Fund	$100,614,283	$-	$-	$-	$100,614,283
Counterpoint Tactical Equity Fund	5,445,427	813,849	-	-	6,259,276
Counterpoint Tactical Municipal Fund	443,636	-	7,882,227	-	8,325,863

For the year ended September 30, 2024:

	Ordinary Income	Long-Term Capital Gains	Exempt Income	Return of Capital	Total
Counterpoint Tactical Income Fund	$87,561,213	$-	$-	$-	$87,561,213
Counterpoint Tactical Equity Fund	1,636,938	-	-	-	1,636,938
Counterpoint Tactical Municipal Fund	100,141	-	7,917,989	-	8,018,130

As of September 30, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings/(Deficits)
Counterpoint Tactical Income Fund	$-	$595,912	$-	$-	$(15,304,129)	$-	$38,532,550	$23,824,333
Counterpoint Tactical Equity Fund	-	707,702	22,561,973	-	-	-	46,147,522	69,417,197
Counterpoint Tactical Municipal Fund	116,818	-	-	-	(4,808,105)	-	5,835,655	1,144,368

The difference between book basis and tax basis undistributed net investment income (loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the mark-to-market treatment on swaps, futures contracts, and passive foreign investment companies, adjustments for partnerships, C-Corporation return of capital distributions, and the tax deferral of losses on wash sales.

At September 30, 2025, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, along with capital loss carry forwards utilized, as follows:

	Non-Expiring			Capital Loss Carry Forward
	Short-Term	Long-Term	Total	Utilized
Counterpoint Tactical Income Fund	$15,304,129	$-	15,304,129	8,383,911
Counterpoint Tactical Equity Fund	-	-	-	-
Counterpoint Tactical Municipal Fund	4,808,105	-	4,808,105	1,479,490
	46

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

During the fiscal period ended September 30, 2025, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the use of tax equalization credits, and adjustments for prior year tax returns resulted in reclassification for the year ended September 30, 2025 for the Funds as follows:

	Paid In Capital	Accumulated Earnings (Losses)
Counterpoint Tactical Income Fund	$-	$-
Counterpoint Tactical Equity Fund	3,505,812	(3,505,812)
Counterpoint Tactical Municipal Fund	-	-

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Counterpoint Tactical Municipal Fund currently invests a portion of its assets in the underlying investment companies mentioned in the table below. The Counterpoint Tactical Municipal Fund may redeem its investments in these underlying investment companies at any time if the Advisor determines that it is in the best interest of the Counterpoint Tactical Municipal Fund and its shareholders to do so. The performance of the Counterpoint Tactical Municipal Fund will be directly affected by the performance of the underlying investment companies. The financial statements of the below mentioned investment companies, including their portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Counterpoint Tactical Municipal Fund’s financial statements. As of September 30, 2025, the percentage of the net assets invested in each underlying investment company were as follows.

Fund	Underlying Investment	% of Net Assets
Counterpoint Tactical Municpal Fund	Invesco High Yield Municipal Fund, Class Y	36.9%
Counterpoint Tactical Municpal Fund	PIMCO High Yield Municipal Bond Fund, Institutional Class	29.9%

9.	INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES

Companies that are affiliates at September 30, 2025 are noted in each Fund’s Schedule of Investments. The financial statements for the investments noted in the table below can be found at https://counterpointfunds.com/resources/. Transactions during the period with the companies that are affiliated or were affiliates at the beginning of the period are as follows:

Counterpoint Tactical Income Fund

	Fair Value Beginning of Year	Purchases	Sales Proceeds	Realized Gain (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Fair Value End of Year	Dividend Credited to Income	Shares End of Year
Counterpoint High Yield Trend ETF	$7,540,724	$2,679,564	$(7,706,009)	$(55,483)	$(105,083)	$2,353,713	$199,714	107,500

Counterpoint Tactical Equity Fund

	Fair Value Beginning of Year	Purchases	Sales Proceeds	Realized Gain (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Fair Value End of Year	Dividend Credited to Income	Shares End of Year
Counterpoint Quantitative Equity ETF	$24,242,186	$22,245,560	$(1,846,962)	$527,470	$6,189,075	$51,357,329	$144,906	1,300,416

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

10.	SECURITIES LENDING

Under an agreement (the “Securities Lending Agreement”) with J.P. Morgan, the Funds can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. The Securities Lending Agreement requires that loans are collateralized at all times in an amount equal to at least 100% of the value of any loaned securities at the time of the loan. Each Fund receives compensation in the form of fees. The amount of fees depends on a number of factors including the type of security and length of the loan. Each Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Fund. Each Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. The cash collateral is held by the custodian in accordance with the custody agreement. Each Fund could experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

The following table sets forth the remaining contractual maturity of the collateral held by the Funds as of September 30, 2025:

Fund	Collateral For Securities Loaned	Overnight and Continuous	Up to 30 days	30-90 days	Greater than 90 Days	Total
Counterpoint Tactical Income Fund
	BlackRock Liquidity FedFund, Institutional Class	$100,000,000	$-	$-	$-	$100,000,000
	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	140,259,376	-	-	-	140,259,376
	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class	20,000,000	-	-	-	20,000,000
	U.S. Treasury Bonds Maturing 2/2026 - 2/2055	-	-	-	395,563	395,563
	U.S. Treasury Notes Maturing 10/2025 - 7/2035	-	932	-	1,084,672	1,085,604
		$260,259,376	$932	$-	$1,480,235	$261,740,543

Counterpoint Tactical Equity Fund
	BlackRock Liquidity FedFund, Institutional Class	$650,000	$-	$-	$-	$650,000
	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	3,978,199	-	-	-	3,978,199
	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class	650,000	-	-	-	650,000
	U.S. Treasury Bills Maturing 10/2025 - 2/2026	-	372	301	221	894
	U.S. Treasury Bonds Maturing 1/2026 - 2/2055	-	-	-	1,748,400	1,748,400
	U.S. Treasury Notes Maturing 9/2025 - 8/2034	-	3,462	-	3,262,962	3,266,424
		$5,278,199	$3,834	$301	$5,011,583	$10,293,917

Counterpoint Tactical Municipal Fund
	BlackRock Liquidity FedFund, Institutional Class	$700,000	$-	$-	$-	$700,000
	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class	144,400	-	-	-	144,400
	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class	700,000	-	-	-	700,000
		$1,544,400	$-	$-	$-	$1,544,400

At September 30, 2025, the Funds loaned securities and received cash collateral for the loan. This cash was invested in the BlackRock Liquidity FedFund Institutional Class, the Dreyfus Treasury Obligations Cash Management Fund Institutional Class, and the Morgan Stanley Institutional Liquidity Funds – Government Portfolio Institutional Class. Each Fund receives compensation relating to the lending of its securities as reflected in the Statement of Operations.

COUNTERPOINT FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

The securities loaned are noted in the Schedule of Investments. The fair value of the securities loaned for the Funds at September 30, 2025 were as follows.

Fair Value of Securities Loaned
Counterpoint Tactical Income Fund	$256,448,111
Counterpoint Tactical Equity Fund	9,777,404
Counterpoint Tactical Municipal Fund	1,511,730

The fair value of the “Collateral for Securities Loaned” on the Schedule of Investments includes only cash collateral received and reinvested. As of September 30, 2025, the total collateral for securities loaned was as follows:

Collateral for Securities Loaned
Counterpoint Tactical Income Fund	$260,259,376
Counterpoint Tactical Equity Fund	5,278,199
Counterpoint Tactical Municipal Fund	1,544,400

These amounts are offset by a liability recorded as “Securities lending collateral” as shown on the Statement of Assets and Liabilities.

The Counterpoint Tactical Income Fund and the Counterpoint Tactical Equity Fund received non-cash collateral in the amount of $1,481,167 and $5,015,718, respectively. Non-cash collateral cannot be pledged or sold by the fund.

11.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2025, the shareholders listed below held more than 25% of a Fund and may be deemed to control that Fund. The Funds have no knowledge as to whether all or any portion of the shares owned of record within the omnibus accounts listed below are also owned beneficially.

Shareholder	Fund	Percent
Charles Schwab & Co., Inc.	Counterpoint Tactical Income Fund	29.33%
LPL Financial	Counterpoint Tactical Income Fund	30.84%
Charles Schwab & Co., Inc.	Counterpoint Tactical Equity Fund	31.98%
LPL Financial	Counterpoint Tactical Equity Fund	31.40%
Charles Schwab & Co., Inc.	Counterpoint Tactical Municipal Fund	28.85%
National Financial Services LLC	Counterpoint Tactical Municipal Fund	32.65%

12.	NEW ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023 -09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

13.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Northern Lights Fund Trust III

and the Shareholders of Counterpoint Tactical Income Fund, Counterpoint Tactical Equity Fund and Counterpoint Tactical Municipal Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Counterpoint Tactical Income Fund, Counterpoint Tactical Equity Fund and Counterpoint Tactical Municipal Fund (collectively, the Funds), including the schedules of investments, as of September 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the related notes to the financial statements (collectively, the financial statements), and the financial highlights for each of the five years in the period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of September 30, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of September 30, 2025, by correspondence with the custodians, brokers, counterparties or by other appropriate auditing procedures where replies were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor of one or more Counterpoint Mutual Funds, LLC investment companies since 2015.

Denver, Colorado

November 26, 2025

COUNTERPOINT FUNDS

ADDITIONAL INFORMATION (Unaudited)

September 30, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Renewal of Advisory Agreements – Counterpoint Tactical Equity Fund, Counterpoint Tactical Income Fund and Counterpoint Tactical Municipal Fund*

In connection with a meeting held on August 26-27, 2025, the Board, comprised entirely of Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreements (the “Advisory Agreements”) between Counterpoint Funds LLC (the “Adviser”) and the Trust, with respect to Counterpoint Tactical Equity Fund (“Counterpoint TE”), Counterpoint Tactical Income Fund (“Counterpoint TI”) and Counterpoint Tactical Municipal Fund (“Counterpoint TM”) (collectively, “Counterpoint Funds”). In considering the renewal of the Advisory Agreements, the Board received materials specifically relating to Counterpoint Funds and the Advisory Agreements.

The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the Advisory Agreements.

Nature, Extent and Quality of Services. The Board acknowledged that the Adviser was established in 2014 and managed approximately $2.9 billion in assets. The Board reviewed the Adviser’s investment personnel, taking into consideration their education, financial industry experience and technology expertise. The Board remarked that the Adviser designed and reviewed a checklist daily to ensure each Counterpoint Fund’s compliance with the investment guidelines and trade restrictions of its prospectus. The Board commented that the Adviser utilized Bloomberg AIM to automate trade compliance functions, produce trade activity logs and perform pre- and post-trade compliance reports. The Board acknowledged that the Adviser was attentive to cybersecurity matters and focused on improving its cybersecurity protocols and procedures. The Board noted that the Adviser selected broker-dealers based on its review of quality of execution, trading costs and quality of service. The Board recognized that the Adviser did not use artificial intelligence models for operational procedures outside the investment research process and did not anticipate using artificial intelligence for those procedures in the future. The Board noted that the Adviser reported no regulatory, compliance or litigation issues since the most recent advisory agreement renewal.

The Board commented that the Adviser utilized proprietary quantitative models that directed portfolio risk exposures but preserved discretion to adjust such exposures if exceptional market conditions occurred.

The Board agreed that the Adviser dedicated adequate resources and technology to support the investment process, risk management and compliance for each of Counterpoint Funds. The Board concluded that it could expect the Adviser to continue providing high quality service to each Counterpoint Fund and its respective shareholders.

Performance.

Counterpoint TE—The Board acknowledged that Counterpoint TE had earned a 5 -star Morningstar rating and outperformed its peer group, Morningstar category and benchmark over the 1-year, 3-year and 5-year periods. The Board observed that Counterpoint TE underperformed its peer group, Morningstar category and benchmark since its inception period. The Board considered that the

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Adviser attributed outperformance during the 1-year, 3-year and 5-year periods to updated models. The Board acknowledged that Counterpoint TE’s strategy offered research-backed alpha while managing risk which was more complex than a typical long/short strategy. The Board concluded that the Adviser could be expected to provide reasonable returns to Counterpoint TE and its shareholders.

Counterpoint TI—The Board discussed that Counterpoint TI was a 4-star Morningstar rated fund that outperformed the Morningstar category and underperformed its peer group and benchmark over the 1-year period. The Board commented that Counterpoint TI outperformed its peer group, Morningstar category and benchmark over the 3-year, 5-year and since inception periods. The Board acknowledged the Adviser attributed consistent returns to adhering to trading signals, a favorable market environment and a lower risk profile. The Board concluded that the Adviser could be expected to provide reasonable returns to Counterpoint TI and its shareholders.

Counterpoint TM—The Board observed that Counterpoint TM earned a 4-star Morningstar rating and outperformed its peer group over the 1-year period while trailing the Morningstar category and benchmark over the same period. The Board acknowledged that Counterpoint TM outperformed its peer group, Morningstar category and benchmark across the 3-year, 5 -year and since inception periods. The Board noted that the Adviser attributed Counterpoint TM’s short-term underperformance to a fee drag from the fund of funds structure and long-term outperformance to adherence to tactical models. The Board concluded that the Adviser could be expected to provide reasonable returns to Counterpoint TM and its shareholders.

Fees and Expenses.

Counterpoint TE—The Board commented that the Adviser’s advisory fee for Counterpoint TE was equal to the medians of its peer group and Morningstar category and below the averages of its peer group and Morningstar category. The Board noted that the net expense ratio for Counterpoint TE was higher than the averages and medians of its peer group and Morningstar category but far below the highs of the peer group and Morningstar category. The Board considered the Adviser’s posture that the net expense ratio should more closely align with its peers when Counterpoint TE achieved meaningful economies of scale. Given these considerations, the Board concluded that the advisory fee for Counterpoint TE was not unreasonable.

Counterpoint TI—The Board noted that the advisory fee of Counterpoint TI was higher than the medians and averages of its peer group and Morningstar category but lower than the highs of each. The Board observed that that the net expense ratio was lower than the average of its peer group, tied with the median of its peer group and higher than average and median of the Morningstar category. The Board recognized that the Adviser explained that Counterpoint TI’s investment strategy avoided the heavy use of exchange traded funds, unlike its competitors, and offered higher Sharpe ratio potential than many of its peers. Given these considerations, the Board concluded that the advisory fee for Counterpoint TI was not unreasonable.

Counterpoint TM—The Board commented that the Adviser’s advisory fee and net expense ratio for Counterpoint TM were higher than the averages and medians of its peer group and Morningstar category but below the high of its peer group and Morningstar category. The Board noted that the Adviser reported that the advisory fee reflected the value attributable to the Adviser’s proprietary models in executing Counterpoint TM’s strategy and scale limitations. Given these considerations, the Board concluded that the advisory fee for Counterpoint TM was not unreasonable.

Economies of Scale. The Board discussed whether economies of scale had been realized in connection with the advisory services provided to each Counterpoint Fund. The Board acknowledged the Adviser’s willingness to consider breakpoints in the future and the Adviser’s general concerns regarding capacity constraints with respect to certain Counterpoint Funds. The Board considered the protection from higher fees offered to shareholders from the expense limitation agreements. The Board agreed to monitor and address the issue at the appropriate time.

Profitability. The Board reviewed the Adviser’s profitability analysis in connection with its management of each of Counterpoint TE, Counterpoint TI and Counterpoint TM. The Board noted that the Adviser earned a profit from Counterpoint TE and Counterpoint TI and no profit from Counterpoint TM. The Board considered the resources required in light of the sophistication of the strategies, as well as the factors cited by the Adviser to support the level of profits, including, without limitation, the business,

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operational, and regulatory risks involved in managing each Counterpoint Fund. The Board concluded that the Adviser’s profitability for Counterpoint TE and Counterpoint TI was not excessive.

Conclusion. Having requested and reviewed such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreements, and as assisted by the advice of independent counsel, the Board concluded that renewal of the Advisory Agreements was in the best interests of each of Counterpoint Fund and its respective shareholders.

*Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of Counterpoint Funds.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By	/s/ Brian Curley
Brian Curley Principal Executive Officer

Date:	12/10/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian Curley
Brian Curley Principal Executive Officer

Date:	12/10/2025

By	/s/ Richard Gleason
Richard Gleason Principal Financial Officer

Date:	12/10/2025